FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                     FRANKLIN STRATEGIC SERIES
                     -------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2008

--------------------------------------------------------------------------------

CONTENTS

Franklin Biotechnology Discovery Fund .....................................    3

Franklin Flex Cap Growth Fund .............................................    6

Franklin Focused Core Equity Fund .........................................   10

Franklin Global Communications Fund .......................................   12

Franklin Global Health Care Fund ..........................................   15

Franklin Growth Opportunities Fund ........................................   18

Franklin Natural Resources Fund ...........................................   21

Franklin Small Cap Growth Fund II .........................................   25

Franklin Small-Mid Cap Growth Fund ........................................   28

Franklin Strategic Income Fund ............................................   32

Franklin Technology Fund ..................................................   50

Notes to Statements of Investments ........................................   54

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                           COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 94.9%
      COMMON STOCKS AND WARRANTS 93.0%
      BIOTECHNOLOGY 72.7%
    a Advanced Life Sciences Holdings Inc. .....................................   United States         318,500      $    318,500
    a AEterna Zentaris Inc. ....................................................      Canada             328,500           489,465
    a Affymax Inc. .............................................................   United States          74,000         1,484,440
    a Ambrilia Biopharma Inc. ..................................................      Canada             413,300           309,172
    a Amgen Inc. ...............................................................   United States         497,500        23,178,525
    a Amicus Therapeutics Inc. .................................................   United States          60,779           590,772
    a Arena Pharmaceuticals Inc. ...............................................   United States         253,000         1,831,720
    a ARIAD Pharmaceuticals Inc. ...............................................   United States         818,300         2,806,769
    a ArQule Inc. ..............................................................   United States         642,209         3,114,713
    a Biogen Idec Inc. .........................................................   United States         124,961         7,616,373
    a BioMarin Pharmaceutical Inc. .............................................   United States         170,600         6,322,436
    a Celgene Corp. ............................................................   United States         589,100        33,054,401
    a Cephalon Inc. ............................................................   United States          73,800         4,843,494
    a ConjuChem Biotechnologies Inc., wts., 12/31/11 ...........................      Canada           2,343,750                --
    a Critical Therapeutics Inc. ...............................................   United States         453,180           584,602
a,b,c Critical Therapeutics Inc., wts., 10/26/11 ...............................   United States         279,590            77,726
    a CytRx Corp. ..............................................................   United States           4,800             8,832
  a,d CytRx Corp., 144A ........................................................   United States         443,000           815,120
    a Genentech Inc. ...........................................................   United States         398,000        27,935,620
    a Gentium SpA, ADR .........................................................       Italy             365,400         3,654,000
    a Genzyme Corp. ............................................................   United States         397,300        31,041,049
    a Gilead Sciences Inc. .....................................................   United States         684,300        31,265,667
    a Human Genome Sciences Inc. ...............................................   United States         290,100         1,618,758
    a Idenix Pharmaceuticals Inc. ..............................................   United States         254,900         1,322,931
    a Indevus Pharmaceuticals Inc. .............................................   United States       1,006,900         6,413,953
    a Iomai Corp. ..............................................................   United States         288,600           271,284
    a Keryx Biopharmaceuticals Inc. ............................................   United States         661,000         3,999,050
    a Kosan Biosciences Inc. ...................................................   United States       1,183,591         3,195,696
  a,e MannKind Corp. ...........................................................   United States         211,300         1,669,270
    a Medarex Inc. .............................................................   United States          71,700           716,283
    a Medicure Inc. ............................................................      Canada             531,700           477,289
    a Millennium Pharmaceuticals Inc. ..........................................   United States         332,300         5,040,991
    a Myriad Genetics Inc. .....................................................   United States         176,100         7,574,061
    a Onyx Pharmaceuticals Inc. ................................................   United States         160,400         7,623,812
    a Orexigen Therapeutics Inc. ...............................................   United States         396,000         4,177,800
    a PDL BioPharma Inc. .......................................................   United States         899,000        13,422,070
    a Pharmion Corp. ...........................................................   United States         123,900         8,542,905
    a Renovis Inc. .............................................................   United States         774,700         2,029,714
    a VaxGen Inc. ..............................................................   United States         826,000           578,200
    a Vertex Pharmaceuticals Inc. ..............................................   United States         130,500         2,656,980
    a Vion Pharmaceuticals Inc. ................................................   United States       1,198,321           647,093
                                                                                                                      -------------
                                                                                                                       253,321,536
                                                                                                                      -------------
      LIFE SCIENCES TOOLS & SERVICES 5.6%
    a AMAG Pharmaceuticals Inc. ................................................   United States          43,100         2,222,236
      Applera Corp. - Applied Biosystems Group .................................   United States          58,800         1,853,964


                                         Quarterly Statements of Investments | 3

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                           COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
    a Exelixis Inc. ............................................................   United States         170,300      $  1,246,596
    a Helicos Biosciences Corp. ................................................   United States         642,400         8,030,000
    a Millipore Corp. ..........................................................   United States          14,100           989,115
    a Sequenom Inc. ............................................................   United States         607,200         5,033,688
                                                                                                                      -------------
                                                                                                                        19,375,599
                                                                                                                      -------------
      PHARMACEUTICALS 14.7%
    a Avexa Ltd. ...............................................................     Australia         6,369,424         2,398,680
    a Biodel Inc. ..............................................................   United States         113,200         2,018,356
    a BioForm Medical Inc. .....................................................   United States         269,300         1,885,100
    a Cadence Pharmaceuticals Inc. .............................................   United States         199,600         1,135,724
    a Cardiome Pharma Corp. ....................................................      Canada             236,828         1,503,858
    a CollaGenex Pharmaceuticals Inc. ..........................................   United States         354,100         4,316,479
    a Cypress Bioscience Inc. ..................................................   United States         192,200         1,612,558
    a Endo Pharmaceuticals Holdings Inc. .......................................   United States          95,600         2,498,984
    a Inspire Pharmaceuticals Inc. .............................................   United States         668,123         2,986,510
    a Ista Pharmaceuticals Inc. ................................................   United States         347,900         1,763,853
  a,f MacroChem Corp. ..........................................................   United States       2,250,000           594,000
  a,d MacroChem Corp., wts., PIPES, 144A, 2/01/49 ..............................   United States         675,000                --
    a The Medicines Co. ........................................................   United States         291,700         4,993,904
    a Nuvo Research Inc. .......................................................      Canada           6,886,000           583,792
    a Nuvo Research Inc., wts., 2/01/49 ........................................      Canada           3,443,000                --
  a,d Oculus Innovative Sciences Inc., PIPES, 144A .............................   United States         250,000         1,085,000
    a Penwest Pharmaceuticals Co. ..............................................   United States         369,400         1,880,246
    a POZEN Inc. ...............................................................   United States         178,081         2,179,712
    a Repros Therapeutics Inc. .................................................   United States         483,000         4,269,720
    a Sirtris Pharmaceuticals Inc. .............................................   United States         102,300         1,233,738
    a Somaxon Pharmaceuticals Inc. .............................................   United States         466,100         1,924,993
    a ViroPharma Inc. ..........................................................   United States         307,800         2,727,108
    a VIVUS Inc. ...............................................................   United States         564,000         3,417,840
    a XenoPort Inc. ............................................................   United States          66,500         4,080,440
                                                                                                                      -------------
                                                                                                                        51,090,595
                                                                                                                      -------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $267,713,787) .....................                                       323,787,730
                                                                                                                      -------------
      PREFERRED STOCK (COST $5,065,937) 1.6%
      BIOTECHNOLOGY 1.6%
a,b,c Fibrogen Inc., pfd., E ...................................................   United States       1,128,271         5,607,506
                                                                                                                      -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
      CONVERTIBLE BOND (COST $1,480,677) 0.3%
      BIOTECHNOLOGY 0.3%
    d ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%,
        12/31/10 ...............................................................      Canada           1,500,000 CAD     1,047,277
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $274,260,401) ..........................                                       330,442,513
                                                                                                                      -------------


4 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                           COUNTRY          SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 6.6%
      MONEY MARKET FUND (COST $21,345,469) 6.1%
    g Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .....   United States      21,345,469      $ 21,345,469
                                                                                                                      -------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
      MONEY MARKET FUND (COST $1,690,000) 0.5%
    h Bank of New York Institutional Cash Reserve Fund, 4.27% ..................   United States       1,690,000         1,690,000
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $297,295,870) 101.5% .............................                                       353,477,982
      OTHER ASSETS, LESS LIABILITIES (1.5)% ....................................                                        (5,288,329)
                                                                                                                      -------------
      NET ASSETS 100.0% ........................................................                                      $348,189,653
                                                                                                                      =============

See Currency and Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $5,685,232, representing 1.63% of net assets.

c See Note 5 regarding restricted securities.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $2,947,397, representing 0.85% of net assets.

e A portion or all of the security is on loan as of January 31, 2008.

f See Note 6 regarding holdings of 5% voting securities.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 98.2%
      COMMON STOCKS 97.8%
      BANKS 1.0%
      Wells Fargo & Co. ..........................................................................        799,900   $   27,204,599
                                                                                                                    ---------------

      CAPITAL GOODS 5.0%
      Danaher Corp. ..............................................................................        550,000       40,947,500
      Precision Castparts Corp. ..................................................................        350,000       39,830,000
    a SunPower Corp., A ..........................................................................        300,000       20,727,000
      United Technologies Corp. ..................................................................        494,300       36,286,563
                                                                                                                    ---------------
                                                                                                                       137,791,063
                                                                                                                    ---------------

      COMMERCIAL SERVICES & SUPPLIES 2.3%
    a Stericycle Inc. ............................................................................      1,087,600       64,451,176
                                                                                                                    ---------------

      CONSUMER DURABLES & APPAREL 0.7%
      Harman International Industries Inc. .......................................................        400,000       18,628,000
                                                                                                                    ---------------

      DIVERSIFIED FINANCIALS 6.7%
      CME Group Inc. .............................................................................         90,000       55,701,000
      The Goldman Sachs Group Inc. ...............................................................        200,000       40,154,000
      SEI Investments Co. ........................................................................      1,384,200       38,342,340
      T. Rowe Price Group Inc. ...................................................................      1,000,000       50,590,000
                                                                                                                    ---------------
                                                                                                                       184,787,340
                                                                                                                    ---------------

      ENERGY 2.9%
      Devon Energy Corp. .........................................................................        350,000       29,743,000
      Schlumberger Ltd. ..........................................................................        325,000       24,524,500
      Smith International Inc. ...................................................................        500,000       27,105,000
                                                                                                                    ---------------
                                                                                                                        81,372,500
                                                                                                                    ---------------

      FOOD & STAPLES RETAILING 1.8%
      CVS Caremark Corp. .........................................................................      1,300,000       50,791,000
                                                                                                                    ---------------
      FOOD, BEVERAGE & TOBACCO 2.6%
    a Hansen Natural Corp. .......................................................................      1,000,000       38,560,000
      PepsiCo Inc. ...............................................................................        500,000       34,095,000
                                                                                                                    ---------------
                                                                                                                        72,655,000
                                                                                                                    ---------------

      HEALTH CARE EQUIPMENT & SERVICES 4.9%
a,b,c Masimo Corp. ...............................................................................      1,043,181       35,990,105
    a ResMed Inc. ................................................................................        350,000       16,303,000
      Stryker Corp. ..............................................................................        400,000       26,788,000
    a Varian Medical Systems Inc. ................................................................        300,000       15,597,000
    a VCA Antech Inc. ............................................................................      1,050,000       40,593,000
                                                                                                                    ---------------
                                                                                                                       135,271,105
                                                                                                                    ---------------

      HOUSEHOLD & PERSONAL PRODUCTS 1.8%
      Clorox Co. .................................................................................        300,000       18,396,000
      The Procter & Gamble Co. ...................................................................        469,600       30,970,120
                                                                                                                    ---------------
                                                                                                                        49,366,120
                                                                                                                    ---------------

      INSURANCE 0.7%
      Assurant Inc. ..............................................................................        300,000       19,467,000
                                                                                                                    ---------------


6 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      MATERIALS 3.1%
      Ecolab Inc. ................................................................................        700,000   $   33,775,000
      Praxair Inc. ...............................................................................        642,600       51,992,766
                                                                                                                    ---------------
                                                                                                                        85,767,766
                                                                                                                    ---------------

      MEDIA 0.5%
      The Walt Disney Co. ........................................................................        500,000       14,965,000
                                                                                                                    ---------------

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11.4%
    a Celgene Corp. ..............................................................................        750,000       42,082,500
    a Covance Inc. ...............................................................................        400,000       33,264,000
    a Genentech Inc. .............................................................................        550,000       38,604,500
    a Gilead Sciences Inc. .......................................................................      1,600,000       73,104,000
      Johnson & Johnson ..........................................................................        600,000       37,956,000
      Roche Holding AG, ADR (Switzerland) ........................................................        600,000       54,705,000
      Schering-Plough Corp. ......................................................................      1,800,000       35,226,000
                                                                                                                    ---------------
                                                                                                                       314,942,000
                                                                                                                    ---------------

      REAL ESTATE 1.8%
      CapitalSource Inc. .........................................................................      1,428,925       23,448,659
      Jones Lang LaSalle Inc. ....................................................................        325,000       25,285,000
                                                                                                                    ---------------
                                                                                                                        48,733,659
                                                                                                                    ---------------

      RETAILING 3.6%
    a Dick's Sporting Goods Inc. .................................................................      1,100,000       35,805,000
      PetSmart Inc. ..............................................................................      1,000,000       22,870,000
      Target Corp. ...............................................................................        500,000       27,790,000
    a Zumiez Inc. ................................................................................        700,000       13,461,000
                                                                                                                    ---------------
                                                                                                                        99,926,000
                                                                                                                    ---------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.3%
    a Lam Research Corp. .........................................................................        350,000       13,436,500
      Maxim Integrated Products Inc. .............................................................        800,000       15,728,000
      Microchip Technology Inc. ..................................................................      1,000,000       31,910,000
    a Microsemi Corp. ............................................................................      1,514,600       34,411,712
    a NVIDIA Corp. ...............................................................................      1,300,000       31,967,000
      Texas Instruments Inc. .....................................................................        988,700       30,580,491
    a Varian Semiconductor Equipment Associates Inc. .............................................        550,000       17,715,500
                                                                                                                    ---------------
                                                                                                                       175,749,203
                                                                                                                    ---------------

      SOFTWARE & SERVICES 14.8%
    a Activision Inc. ............................................................................      1,400,000       36,218,000
    a Adobe Systems Inc. .........................................................................        939,200       32,806,256
    a Autodesk Inc. ..............................................................................        700,000       28,805,000
    a Cognizant Technology Solutions Corp., A ....................................................        800,000       22,320,000
    a Concur Technologies Inc. ...................................................................        300,000       10,518,000
      FactSet Research Systems Inc. ..............................................................        725,000       40,549,250
    a Google Inc., A .............................................................................        135,000       76,180,500
      MasterCard Inc., A .........................................................................        100,000       20,700,000
    a Omniture Inc. ..............................................................................        800,000       19,776,000


                                         Quarterly Statements of Investments | 7

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      SOFTWARE & SERVICES (CONTINUED)
    a Oracle Corp. ...............................................................................      2,175,000   $   44,696,250
      Paychex Inc. ...............................................................................      1,050,000       34,356,000
    a Salesforce.com Inc. ........................................................................        494,300       25,842,004
    a VeriSign Inc. ..............................................................................        500,000       16,960,000
                                                                                                                    ---------------
                                                                                                                       409,727,260
                                                                                                                    ---------------

      TECHNOLOGY HARDWARE & EQUIPMENT 15.3%
    a Agilent Technologies Inc. ..................................................................        500,000       16,955,000
    a Apple Inc. .................................................................................        500,000       67,680,000
    a Cisco Systems Inc. .........................................................................      2,700,000       66,150,000
    a FLIR Systems Inc. ..........................................................................      1,878,400       56,877,952
      Harris Corp. ...............................................................................        800,000       43,752,000
      Hewlett-Packard Co. ........................................................................      1,300,000       56,875,000
      QUALCOMM Inc. ..............................................................................      1,300,000       55,146,000
    a Research In Motion Ltd. (Canada) ...........................................................        350,000       32,858,000
    a Trimble Navigation Ltd. ....................................................................      1,050,000       27,772,500
                                                                                                                    ---------------
                                                                                                                       424,066,452
                                                                                                                    ---------------

      TELECOMMUNICATION SERVICES 6.6%
      America Movil SAB de CV, L, ADR (Mexico) ...................................................        790,900       47,382,819
    a American Tower Corp., A ....................................................................      1,500,000       56,295,000
      AT&T Inc. ..................................................................................      1,000,000       38,490,000
    a NII Holdings Inc. ..........................................................................        988,700       42,177,942
                                                                                                                    ---------------
                                                                                                                       184,345,761
                                                                                                                    ---------------

      TRANSPORTATION 4.0%
      C.H. Robinson Worldwide Inc. ...............................................................        741,500       41,182,910
      Canadian National Railway Co. (Canada) .....................................................        450,000       22,684,500
      Expeditors International of Washington Inc. ................................................      1,000,000       47,290,000
                                                                                                                    ---------------
                                                                                                                       111,157,410
                                                                                                                    ---------------
      TOTAL COMMON STOCKS (COST $2,109,736,342) ..................................................                   2,711,165,414
                                                                                                                    ---------------

      PREFERRED STOCKS 0.4%
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
a,b,c Fibrogen Inc., pfd., E .....................................................................      2,227,171       11,069,040
                                                                                                                    ---------------
      TELECOMMUNICATION SERVICES 0.0% d
a,b,c Anda Networks, pfd., D .....................................................................        145,772           91,508
                                                                                                                    ---------------
      TOTAL PREFERRED STOCKS (COST $11,999,998) ..................................................                      11,160,548
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $2,121,736,340) ..........................................                   2,722,325,962
                                                                                                                    ---------------


8 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $60,934,220) 2.2%
      MONEY MARKET FUND 2.2%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .......................     60,934,220   $   60,934,220
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $2,182,670,560) 100.4% .............................................                   2,783,260,182
      OTHER ASSETS, LESS LIABILITIES (0.4)% ......................................................                     (11,769,157)
                                                                                                                    ---------------
      NET ASSETS 100.0% ..........................................................................                  $2,771,491,025
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $47,150,653, representing 1.70% of net assets.

c See Note 5 regarding restricted securities.

d Rounds to less than 0.1% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FOCUSED CORE EQUITY FUND                                                            COUNTRY        SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.9%
  CONSUMER DISCRETIONARY 27.2%
a Comcast Corp. .........................................................................   United States     11,450   $   207,932
  Harley-Davidson Inc. ..................................................................   United States      6,510       264,176
  Harman International Industries Inc. ..................................................   United States      2,840       132,259
  Lowe's Cos. Inc. ......................................................................   United States      8,460       223,682
  Macy's Inc. ...........................................................................   United States      1,210        33,444
a R.H. Donnelley Corp. ..................................................................   United States      8,950       269,127
a Starbucks Corp. .......................................................................   United States      4,960        93,794
  Target Corp. ..........................................................................   United States      2,080       115,606
                                                                                                                       ------------
                                                                                                                         1,340,020
                                                                                                                       ------------
  CONSUMER STAPLES 3.7%
a Hansen Natural Corp. ..................................................................   United States      2,910       112,210
  Walgreen Co. ..........................................................................   United States      2,010        70,571
                                                                                                                       ------------
                                                                                                                           182,781
                                                                                                                       ------------
  ENERGY 6.0%
  Chesapeake Energy Corp. ...............................................................   United States        480        17,870
  Marathon Oil Corp. ....................................................................   United States        960        44,976
a Nabors Industries Ltd. ................................................................      Bermuda         2,520        68,595
a Petroplus Holdings AG .................................................................    Switzerland       1,680       102,235
a SEACOR Holdings Inc. ..................................................................   United States        700        61,740
                                                                                                                       ------------
                                                                                                                           295,416
                                                                                                                       ------------
  FINANCIALS 15.4%
  American Express Co. ..................................................................   United States      3,240       159,797
  Brown & Brown Inc. ....................................................................   United States        150         3,377
  CapitalSource Inc. ....................................................................   United States      6,900       113,229
  Discover Financial Services ...........................................................   United States      5,930       103,775
  iStar Financial Inc. ..................................................................   United States      5,600       149,408
  Legg Mason Inc. .......................................................................   United States      2,550       183,600
  TierOne Corp. .........................................................................   United States      2,170        43,660
                                                                                                                       ------------
                                                                                                                           756,846
                                                                                                                       ------------
  HEALTH CARE 17.1%
a Advanced Medical Optics Inc. ..........................................................   United States      4,010        84,330
a PDL BioPharma Inc. ....................................................................   United States      5,680        84,802
  Roche Holding AG ......................................................................    Switzerland       2,060       373,315
  Schering-Plough Corp. .................................................................   United States      9,950       194,722
  Wyeth .................................................................................   United States      2,600       103,480
                                                                                                                       ------------
                                                                                                                           840,649
                                                                                                                       ------------
  INDUSTRIALS 7.6%
  Avery Dennison Corp. ..................................................................   United States      5,840       302,629
  Precision Castparts Corp. .............................................................   United States        640        72,832
                                                                                                                       ------------
                                                                                                                           375,461
                                                                                                                       ------------


10 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FOCUSED CORE EQUITY FUND                                                            COUNTRY       SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INFORMATION TECHNOLOGY 9.6%
a Lam Research Corp. ....................................................................   United States      4,720   $   181,201
  Maxim Integrated Products Inc. ........................................................   United States      8,500       167,110
a VeriFone Holdings Inc. ................................................................   United States      6,350       124,269
                                                                                                                       ------------
                                                                                                                           472,580
                                                                                                                       ------------
  MATERIALS 0.8%
  Alcoa Inc. ............................................................................   United States      1,180        39,058
                                                                                                                       ------------
  TELECOMMUNICATION SERVICES 7.5%
a NII Holdings Inc. .....................................................................   United States      8,700       371,142
                                                                                                                       ------------
  TOTAL COMMON STOCKS (COST $5,037,672) .................................................                                4,673,953
                                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $164,196) 3.3%
  MONEY MARKET FUND 3.3%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..................   United States    164,196       164,196
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $5,201,868) 98.2% .............................................                                4,838,149
  OTHER ASSETS, LESS LIABILITIES 1.8% ...................................................                                   88,109
                                                                                                                       ------------
  NET ASSETS 100.0% .....................................................................                              $ 4,926,258
                                                                                                                       ============

a Non-income producing for the twelve months ended January 31, 2008.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                                  COUNTRY          SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 96.6%
      COMMON STOCKS 96.2%
      AEROSPACE & DEFENSE 1.3%
    a Orbital Sciences Corp. ........................................................    United States       55,700   $  1,297,810
                                                                                                                      -------------

      COMMUNICATIONS EQUIPMENT 16.4%
    a Cisco Systems Inc. ............................................................    United States       67,300      1,648,850
    a Comverse Technology Inc. ......................................................    United States       62,100      1,015,335
    a F5 Networks Inc. ..............................................................    United States       64,100      1,508,273
      Harris Corp. ..................................................................    United States       40,500      2,214,945
      Nokia Corp., ADR ..............................................................       Finland          98,700      3,646,965
      QUALCOMM Inc. .................................................................    United States       65,800      2,791,236
    a Research In Motion Ltd. .......................................................       Canada           16,900      1,586,572
    a Riverbed Technology Inc. ......................................................    United States       63,100      1,410,285
      Telefonaktiebolaget LM Ericsson, B, ADR .......................................       Sweden           41,700        947,424
                                                                                                                      -------------
                                                                                                                        16,769,885
                                                                                                                      -------------

      COMPUTERS & PERIPHERALS 3.4%
    a Apple Inc. ....................................................................    United States       25,700      3,478,752
                                                                                                                      -------------

      DIVERSIFIED TELECOMMUNICATION SERVICES 7.6%
      AT&T Inc. .....................................................................    United States       30,682      1,180,950
      PT Telekomunikasi Indonesia, B ................................................      Indonesia        707,100        707,368
      Singapore Telecommunications Ltd. .............................................      Singapore        233,000        600,177
      Telenor ASA ...................................................................        Norway         129,100      2,619,714
      Telus Corp. ...................................................................        Canada          36,700      1,542,134
    a Time Warner Telecom Inc., A ...................................................    United States       65,000      1,136,200
                                                                                                                      -------------
                                                                                                                         7,786,543
                                                                                                                      -------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
    a FLIR Systems Inc. .............................................................    United States      119,600      3,621,488
                                                                                                                      -------------

      HOTELS RESTAURANTS & LEISURE 0.9%
    a Scientific Games Corp., A .....................................................    United States       38,300        911,540
                                                                                                                      -------------

      HOUSEHOLD DURABLES 1.2%
      Garmin Ltd. ...................................................................   Cayman Islands        8,300        598,845
      Sony Corp., ADR ...............................................................       Japan            13,400        636,366
                                                                                                                      -------------
                                                                                                                         1,235,211
                                                                                                                      -------------

      INTERNET SOFTWARE & SERVICES 8.6%
    a Baidu.com Inc., ADR ...........................................................        China            2,600        727,870
    a Digital River Inc. ............................................................    United States       19,100        716,250
    a Equinix Inc. ..................................................................    United States       25,300      1,910,909
    a Google Inc., A ................................................................    United States        6,800      3,837,240
    a Sohu.com Inc. .................................................................        China           11,600        539,748
    a VeriSign Inc. .................................................................    United States       31,300      1,061,696
                                                                                                                      -------------
                                                                                                                         8,793,713
                                                                                                                      -------------

      IT SERVICES 0.3%
    a NeuStar Inc., A ...............................................................    United States        9,200        273,332
                                                                                                                     --------------


12 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                                  COUNTRY          SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      MEDIA 5.6%
    a Focus Media Holding Ltd., ADR .................................................        China           39,500   $  1,897,975
      Grupo Televisa SA, ADR ........................................................        Mexico          47,700      1,063,233
      News Corp., A .................................................................    United States       58,700      1,109,430
    a Outdoor Channel Holdings Inc. .................................................    United States       60,600        434,502
      The Walt Disney Co. ...........................................................    United States       28,030        838,938
    a XM Satellite Radio Holdings Inc., A ...........................................    United States       28,500        353,400
                                                                                                                      -------------
                                                                                                                         5,697,478
                                                                                                                      -------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
    a FormFactor Inc. ...............................................................    United States       42,000      1,017,240
      Maxim Integrated Products Inc. ................................................    United States       70,400      1,384,064
    a Microsemi Corp. ...............................................................    United States       33,600        763,392
                                                                                                                      -------------
                                                                                                                         3,164,696
                                                                                                                      -------------

      SOFTWARE 6.6%
    a Activision Inc. ...............................................................    United States      117,800      3,047,486
      Nintendo Co. Ltd. .............................................................        Japan            6,300      3,140,224
    a UbiSoft Entertainment SA ......................................................        France           6,800        610,033
                                                                                                                      -------------
                                                                                                                         6,797,743
                                                                                                                      -------------

      WIRELESS TELECOMMUNICATION SERVICES 37.7%
      America Movil SAB de CV, L, ADR ...............................................        Mexico          99,800      5,979,018
    a American Tower Corp., A .......................................................    United States       98,635      3,701,771
    a Bharti Airtel Ltd. ............................................................        India           78,205      1,721,087
      Cellcom Israel Ltd. ...........................................................        Israel          16,600        511,778
    a Centennial Communications Corp., A ............................................    United States      258,700      1,479,764
      China Mobile (Hong Kong) Ltd., ADR ............................................        China           38,100      2,880,360
    a Crown Castle International Corp. ..............................................    United States       58,038      2,100,395
      Globe Telecom Inc. ............................................................     Philippines        16,600        638,936
    a Leap Wireless International Inc. ..............................................    United States       26,900      1,112,315
    a MetroPCS Communications Inc. ..................................................    United States      215,300      3,890,471
    a NII Holdings Inc. .............................................................    United States      107,300      4,577,418
      Reliance Communication Ltd. ...................................................        India           32,400        496,517
      Rogers Communications Inc., B .................................................        Canada         125,700      4,813,109
    a SBA Communications Corp. ......................................................    United States      120,100      3,556,161
      Taiwan Mobile Co. Ltd. ........................................................        Taiwan         771,000      1,102,627
                                                                                                                      -------------
                                                                                                                        38,561,727
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $74,876,145) ........................................                                   98,389,918
                                                                                                                      -------------
      PREFERRED STOCK (COST $289,500) 0.4%
      COMMUNICATIONS EQUIPMENT 0.4%
a,b,c Dilithium Networks Inc., D, pfd., 144A ........................................    United States      124,248        428,655
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $75,165,645) ................................                                   98,818,573
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 13

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                                  COUNTRY          SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $281,448) 0.3%
      MONEY MARKET FUND 0.3%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........    United States      281,448   $    281,448
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $75,447,093) 96.9% ....................................                                   99,100,021
      OTHER ASSETS, LESS LIABILITIES 3.1% ...........................................                                    3,182,235
                                                                                                                      -------------
      NET ASSETS 100.0% .............................................................                                 $102,282,256
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of this security was $428,655, representing 0.42% of net assets.

c See Note 5 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES/
      FRANKLIN GLOBAL HEALTH CARE FUND                                                     COUNTRY        WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS 93.8%
      BIOTECHNOLOGY 11.0%
    a Acadia Pharmaceuticals Inc. ...................................................    United States       45,700   $    542,002
    a Amgen Inc. ....................................................................    United States       40,200      1,872,918
    a Celgene Corp. .................................................................    United States       37,600      2,109,736
    a Cephalon Inc. .................................................................    United States       22,700      1,489,801
  a,b CytRx Corp., 144A ............................................................     United States       82,000        150,880
    a Genzyme Corp. .................................................................    United States       23,900      1,867,307
    a Gilead Sciences Inc. ..........................................................    United States       56,100      2,563,209
    a Indevus Pharmaceuticals Inc. ..................................................    United States      236,100      1,503,957
    a Myriad Genetics Inc. ..........................................................    United States       55,700      2,395,657
    a Orexigen Therapeutics Inc. ....................................................    United States       63,700        672,035
    a PDL BioPharma Inc. ............................................................    United States       77,100      1,151,103
                                                                                                                      -------------
                                                                                                                        16,318,605
                                                                                                                      -------------

      ELECTRICAL EQUIPMENT 0.4%
    a Polypore International Inc. ...................................................    United States       32,800        609,096
                                                                                                                      -------------

      FOOD & STAPLES RETAILING 2.4%
    a China Nepstar Chain Drugstore Ltd., ADR .......................................        China           12,000        145,320
      CVS Caremark Corp. ............................................................    United States       81,700      3,192,019
      Drogasil SA ...................................................................       Brazil           35,000        253,695
                                                                                                                      -------------
                                                                                                                         3,591,034
                                                                                                                      -------------

      HEALTH CARE EQUIPMENT & SUPPLIES 13.9%
    a Accuray Inc. ..................................................................    United States       12,800        121,856
      Baxter International Inc. .....................................................    United States       40,900      2,484,266
      C. R. Bard Inc. ..............................................................     United States       18,100      1,747,917
      DENTSPLY International Inc. ...................................................    United States       35,800      1,478,898
    a Enteromedics Inc. .............................................................    United States       93,900        807,540
    a Greatbatch Inc. ...............................................................    United States       36,900        833,202
      Hillenbrand Industries Inc. ...................................................    United States       21,400      1,106,808
    a Hologic Inc. ..................................................................    United States       18,044      1,161,312
a,c,d Masimo Corp. ..................................................................    United States      184,092      6,351,237
      Medtronic Inc. ................................................................    United States       38,700      1,802,259
      Mentor Corp. ..................................................................    United States       16,900        585,078
      Mindray Medical International Ltd., ADR .......................................        China           18,200        620,620
    a Northstar Neuroscience Inc. ...................................................    United States       53,300         77,818
    a Tomotherapy Inc. ..............................................................    United States       23,600        349,516
    a Trans1 Inc. ...................................................................    United States        8,000        116,720
    a Zimmer Holdings Inc. ..........................................................    United States       10,800        845,316
                                                                                                                      -------------
                                                                                                                        20,490,363
                                                                                                                      -------------
      HEALTH CARE PROVIDERS & SERVICES 21.4%
    a Amedisys Inc. .................................................................    United States       23,734      1,011,780
      Brookdale Senior Living Inc. ..................................................    United States       50,200      1,120,464
    a DaVita Inc. ...................................................................    United States       54,100      2,886,235
      Diagnosticos DA America SA ....................................................       Brazil           64,200      1,105,890
      Ensign Group Inc. .............................................................    United States       44,100        432,621
    a Express Scripts Inc. ..........................................................    United States       36,600      2,470,134
    a Genoptix Inc. .................................................................    United States        8,500        316,285


                                        Quarterly Statements of Investments | 15

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES/
      FRANKLIN GLOBAL HEALTH CARE FUND                                                     COUNTRY        WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    a Healthways Inc. ...............................................................    United States       16,100   $    906,430
    a Henry Schein Inc. .............................................................    United States       28,300      1,645,079
    a LifePoint Hospitals Inc. ......................................................    United States       56,900      1,536,300
    a Medco Health Solutions Inc. ...................................................    United States       54,800      2,744,384
  a,b Medial Saude SA, ADR, 144A ....................................................        Brazil          95,000      1,090,961
    a MWI Veterinary Supply Inc. ....................................................    United States       26,900      1,028,387
    a Nighthawk Radiology Holdings Inc. .............................................    United States       35,100        558,090
      Omnicare Inc. .................................................................    United States       56,000      1,239,840
    a PSS World Medical Inc. ........................................................    United States       68,700      1,187,823
    a Skilled Healthcare Group Inc. .................................................    United States       51,700        718,630
    a Triple-S Management Corp., B ..................................................    United States       55,000      1,045,550
      UnitedHealth Group Inc. .......................................................    United States       36,030      1,831,765
    a Virtual Radiologic Corp. ......................................................    United States       18,200        275,548
    a WellPoint Inc. ................................................................    United States       82,300      6,435,860
                                                                                                                      -------------
                                                                                                                        31,588,056
                                                                                                                      -------------

      HEALTH CARE TECHNOLOGY 1.7%
    a Allscripts Healthcare Solutions Inc. ..........................................    United States       62,400        925,392
    a MedAssets Inc. ................................................................    United States       42,200        850,330
    a Phase Forward Inc. ............................................................    United States       40,300        695,175
                                                                                                                      -------------
                                                                                                                         2,470,897
                                                                                                                      -------------

      INSURANCE 1.5%
  a,b Amil Participacoes SA, 144A ...................................................        Brazil         190,000      1,517,624
  a,b Sul America SA, 144A ..........................................................        Brazil          40,000        636,498
                                                                                                                      -------------
                                                                                                                         2,154,122
                                                                                                                      -------------

      LIFE SCIENCES TOOLS & SERVICES 8.7%
    a Covance Inc. ..................................................................    United States       23,100      1,920,996
    a Helicos Biosciences Corp. .....................................................    United States       41,500        518,750
    a Millipore Corp. ...............................................................    United States       20,700      1,452,105
      Pharmaceutical Product Development Inc. .......................................    United States       74,400      3,225,984
    a Sequenom Inc. .................................................................    United States       38,500        319,165
    a Thermo Fisher Scientific Inc. .................................................    United States       64,168      3,304,010
    a Waters Corp. ..................................................................    United States       27,300      1,568,385
    a Wuxi Pharmatech Cayman Inc., ADR ..............................................        China           20,700        521,433
                                                                                                                      -------------
                                                                                                                        12,830,828
                                                                                                                      -------------

      PHARMACEUTICALS 32.8%
      Abbott Laboratories ...........................................................    United States       52,600      2,961,380
      Allergan Inc. .................................................................    United States       22,780      1,530,588
    a Cadence Pharmaceuticals Inc. ..................................................    United States       47,200        268,568
    a Endo Pharmaceuticals Holdings Inc. ............................................    United States       23,800        622,132
      Johnson & Johnson .............................................................    United States      116,800      7,388,768
    a MacroChem Corp. ...............................................................    United States      250,000         66,000
  a,b MacroChem Corp., wts., PIPES, 144A, 2/01/49 ...................................    United States       75,000             --
      Merck & Co. Inc. ..............................................................    United States      122,100      5,650,788
      Merck KGaA ....................................................................       Germany          46,100      5,691,079


16 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES/
      FRANKLIN GLOBAL HEALTH CARE FUND                                                    COUNTRY         WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS (CONTINUED)
      PHARMACEUTICALS (CONTINUED)
      Novartis AG ...................................................................    Switzerland         86,100   $  4,343,052
      Roche Holding AG ..............................................................    Switzerland         41,100      7,448,174
      Schering-Plough Corp. .........................................................   United States       279,100      5,461,987
      Shire PLC, ADR ................................................................   United Kingdom       28,800      1,550,880
      Teva Pharmaceutical Industries Ltd., ADR ......................................       Israel           40,200      1,850,808
    a ViroPharma Inc. ...............................................................   United States        71,500        633,490
      Wyeth .........................................................................   United States        76,700      3,052,660
                                                                                                                      -------------
                                                                                                                        48,520,354
                                                                                                                      -------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $109,132,925) ..........................                                  138,573,355
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $9,453,270) 6.4%
      MONEY MARKET FUND 6.4%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........   United States     9,453,270      9,453,270
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $118,586,195) 100.2% ..................................                                  148,026,625
      OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................                                     (233,220)
                                                                                                                      -------------
      NET ASSETS 100.0% .............................................................                                 $147,793,405
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trusts's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $3,395,963, representing 2.30% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the value of this security was $6,351,237, representing 4.30% of net assets.

d See Note 5 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GROWTH OPPORTUNITIES FUND                                                    COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 97.7%
      COMMON STOCKS 97.3%
      CONSUMER DISCRETIONARY 10.0%
    a Chipotle Mexican Grill Inc., B ................................................    United States       53,500   $  5,126,370
    a Dick's Sporting Goods Inc. ....................................................    United States      112,100      3,648,855
    a Focus Media Holding Ltd., ADR .................................................        China           54,500      2,618,725
      Garmin Ltd. ...................................................................   Cayman Islands       31,000      2,236,650
      Guess? Inc. ...................................................................    United States      134,800      5,029,388
      Strayer Education Inc. ........................................................    United States       28,400      4,901,272
      Under Armour Inc., A ..........................................................    United States       26,000      1,046,500
    a Zumiez Inc. ...................................................................    United States      171,590      3,299,676
                                                                                                                      -------------
                                                                                                                        27,907,436
                                                                                                                      -------------
      CONSUMER STAPLES 2.8%
    a Hansen Natural Corp. ..........................................................    United States      205,300      7,916,368
                                                                                                                      -------------
      ENERGY 5.9%
    a FMC Technologies Inc. .........................................................    United States       95,580      4,603,133
    a McMoRan Exploration Co. .......................................................    United States      167,400      2,634,876
    a Patriot Coal Corp. ............................................................    United States       32,100      1,275,975
    a SandRidge Energy Inc. .........................................................    United States       46,700      1,421,081
      Schlumberger Ltd. .............................................................    United States       27,080      2,043,457
    a Weatherford International Ltd. ................................................    United States       74,500      4,604,845
                                                                                                                      -------------
                                                                                                                        16,583,367
                                                                                                                      -------------
      FINANCIALS 6.8%
      BlackRock Inc. ................................................................    United States       36,480      8,065,728
      CME Group Inc. ................................................................    United States       10,080      6,238,512
      The Goldman Sachs Group Inc. ..................................................    United States       17,350      3,483,359
    a MSCI Inc. Class A .............................................................    United States       35,300      1,163,841
      optionsXpress Holdings Inc. ...................................................    United States           50          1,356
                                                                                                                      -------------
                                                                                                                        18,952,796
                                                                                                                      -------------
      HEALTH CARE 17.9%
    a Celgene Corp. .................................................................    United States      182,700     10,251,297
    a Covance Inc. ..................................................................    United States       36,860      3,065,278
    a Express Scripts Inc. ..........................................................    United States       39,700      2,679,353
    a Gen-Probe Inc. ................................................................    United States       53,700      3,068,955
    a Gilead Sciences Inc. ..........................................................    United States      170,660      7,797,455
    a Hologic Inc. ..................................................................    United States       86,600      5,573,576
    a MedAssets Inc. ................................................................    United States      107,000      2,156,050
    a Millennium Pharmaceuticals Inc. ...............................................    United States      181,700      2,756,389
    a MWI Veterinary Supply Inc. ....................................................    United States       36,344      1,389,431
    a Myriad Genetics Inc. ..........................................................    United States      107,390      4,618,844
      Roche Holding AG, ADR .........................................................     Switzerland        72,700      6,628,423
                                                                                                                      -------------
                                                                                                                        49,985,051
                                                                                                                      -------------
      INDUSTRIALS 14.6%
      ABB Ltd., ADR .................................................................     Switzerland       113,400      2,835,000
    a Aecom Technology Corp. ........................................................    United States       34,600        852,198


18 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GROWTH OPPORTUNITIES FUND                                                    COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INDUSTRIALS (CONTINUED)
      AMTEK Inc. ....................................................................    United States       68,900   $  3,034,356
      C.H. Robinson Worldwide Inc. ..................................................    United States      103,430      5,744,502
    a Energy Conversion Devices Inc. ................................................    United States       13,800        318,504
    a First Solar Inc. ..............................................................    United States       17,600      3,199,152
    a Force Protection Inc. .........................................................    United States       99,344        406,317
  a,b Force Protection Inc., 144A ...................................................    United States       88,400        361,556
    a Huron Consulting Group Inc. ...................................................    United States       71,500      5,135,130
    a Orbital Sciences Corp. ........................................................    United States      139,200      3,243,360
      Precision Castparts Corp. .....................................................    United States       71,830      8,174,254
    a SunPower Corp., A .............................................................    United States       45,000      3,109,050
    a Terex Corp. ...................................................................    United States       76,800      4,512,768
                                                                                                                      -------------
                                                                                                                        40,926,147
                                                                                                                      -------------
      INFORMATION TECHNOLOGY 29.7%
    a Activision Inc. ...............................................................    United States      303,300      7,846,371
    a Adobe Systems Inc. ............................................................    United States       37,860      1,322,450
    a Apple Inc. ....................................................................    United States       55,900      7,566,624
    a Cisco Systems Inc. ............................................................    United States       84,000      2,058,000
    a Concur Technologies Inc. ......................................................    United States      170,350      5,972,471
    a DealerTrack Holdings Inc. .....................................................    United States      167,600      4,518,496
    a Equinix Inc. ..................................................................    United States       32,300      2,439,619
    a F5 Networks Inc. ..............................................................    United States      111,400      2,621,242
    a FLIR Systems Inc. .............................................................    United States      270,400      8,187,712
    a FormFactor Inc. ...............................................................    United States       83,400      2,019,948
    a Google Inc., A ................................................................    United States       16,190      9,136,017
      Harris Corp. ..................................................................    United States       92,830      5,076,873
      Maxim Integrated Products Inc. ................................................    United States      152,700      3,002,082
    a MEMC Electronic Materials Inc. ................................................    United States       40,700      2,908,422
      Nintendo Co. Ltd. .............................................................        Japan            6,300      3,140,224
    a NVIDIA Corp. ..................................................................    United States       50,585      1,243,885
    a Omniture Inc. .................................................................    United States      140,900      3,483,048
      QUALCOMM Inc. .................................................................    United States      145,980      6,192,471
    a Riverbed Technology Inc. ......................................................    United States       97,500      2,179,125
    a Trimble Navigation Ltd. .......................................................    United States       76,740      2,029,773
                                                                                                                      -------------
                                                                                                                        82,944,853
                                                                                                                      -------------
      MATERIALS 1.0%
      Monsanto Co. ..................................................................    United States       25,000      2,811,000
                                                                                                                      -------------
      TELECOMMUNICATION SERVICES 8.6%
      America Movil SAB de CV, L, ADR ...............................................       Mexico           53,800      3,223,158
    a MetroPCS Communications Inc. ..................................................    United States      179,000      3,234,530
    a NII Holdings Inc. .............................................................    United States      208,580      8,898,023
    a SBA Communications Corp. ......................................................    United States      292,460      8,659,740
                                                                                                                      -------------
                                                                                                                        24,015,451
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $237,483,179) .......................................                                  272,042,469
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 19

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GROWTH OPPORTUNITIES FUND                                                    COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      PREFERRED STOCK (COST $873,300) 0.4%
      INFORMATION TECHNOLOGY 0.4%
a,c,d Dilithium Networks Inc., D, pfd., 144A ........................................    United States      374,806   $  1,293,080
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $238,356,479) ...............................                                  273,335,549
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $6,672,221) 2.4%
      MONEY MARKET FUND 2.4%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........    United States    6,672,221      6,672,221
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $245,028,700) 100.1% ..................................                                  280,007,770
      OTHER ASSETS, LESS LIABILITIES (0.1)% .........................................                                     (380,143)
                                                                                                                      -------------
      NET ASSETS 100.0% .............................................................                                 $279,627,627
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $361,556, representing 0.13% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the value of this security was $1,293,080, representing 0.46% of net assets.

d See Note 5 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                 COUNTRY       SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 98.3%
      COMMON STOCKS AND WARRANTS 96.0%
      AGRICULTURAL PRODUCTS 0.5%
      Bunge Ltd. ...............................................................    United States          30,000     $  3,554,100
                                                                                                                      -------------
      ALUMINUM 1.5%
      Alcoa Inc. ...............................................................    United States         340,000       11,254,000
                                                                                                                      -------------
      ASSET MANAGEMENT & CUSTODY BANKS 0.3%
    a Regent Pacific Group Ltd. ................................................      Hong Kong        25,707,985        2,439,119
                                                                                                                      -------------
      COAL & CONSUMABLE FUELS 4.3%
a,b,c Energy Coal Resources, 144A ..............................................    United States         199,375        2,225,025
      Foundation Coal Holdings Inc. ............................................    United States         115,000        6,014,500
    a Geomet Inc. ..............................................................    United States         680,000        3,495,200
    a Niger Uranium Ltd. .......................................................   Cayman Islands          29,561           58,777
    a Patriot Coal Corp. .......................................................    United States          50,000        1,987,500
      Peabody Energy Corp. .....................................................    United States         190,000       10,263,800
    a Uranium One Inc. .........................................................       Canada             725,000        5,047,377
  a,d Uranium One Inc., 144A ...................................................       Canada             427,500        2,976,212
                                                                                                                      -------------
                                                                                                                        32,068,391
                                                                                                                      -------------
      CONSTRUCTION & ENGINEERING 1.3%
    a Boart Longyear Group .....................................................      Australia         5,400,000        9,586,982
                                                                                                                      -------------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 0.8%
    a Terex Corp. ..............................................................    United States         105,000        6,169,800
                                                                                                                      -------------
      DIVERSIFIED CHEMICALS 0.0% f
  a,e Solutia Inc. .............................................................    United States         137,000           20,550
                                                                                                                      -------------
      DIVERSIFIED METALS & MINING 4.9%
    a African Copper PLC .......................................................   United Kingdom       2,400,000        2,704,967
      Anglo American PLC .......................................................   United Kingdom          70,000        3,827,573
      Anglo American PLC, ADR ..................................................   United Kingdom          68,250        1,888,477
    a First Uranium Corp. ......................................................    South Africa          197,400        1,935,410
  a,d First Uranium Corp., 144A ................................................       Canada             205,200        2,011,885
    a Mineral Deposits Ltd. ....................................................      Australia         2,500,000        2,577,869
    a Mirabela Nickel Ltd. .....................................................      Australia           400,000        1,875,125
  a,d Mirabela Nickel Ltd., 144A ...............................................       Brazil             131,250          615,275
    a Nautilus Minerals Inc. ...................................................       Canada             176,000          482,745
  a,d Nautilus Minerals Inc., 144A .............................................       Canada             474,000        1,300,120
  a,d Nautilus Minerals Inc., wts., 144A, 2/15/09 ..............................       Canada             237,000               --
    a New Gold Inc. ............................................................       Canada               8,300           45,118
      Southern Copper Corp. ....................................................    United States          45,000        4,222,800
      Xstrata PLC ..............................................................     Switzerland          110,000        8,370,356
      Zinifex Ltd. .............................................................      Australia           500,000        4,608,781
                                                                                                                      -------------
                                                                                                                        36,466,501
                                                                                                                      -------------
      ELECTRICAL COMPONENTS & EQUIPMENT 0.1%
    a JA Solar Holdings Co. Ltd., ADR ..........................................        China              16,900          859,027
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 21

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                 COUNTRY       SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      GOLD 5.5%
      AngloGold Ashanti Ltd., ADR ..............................................    South Africa          111,400     $  4,630,898
      Barrick Gold Corp. .......................................................       Canada             332,300       17,110,127
  a,d Centerra Gold Inc., 144A .................................................       Canada              15,700          238,021
  a,d Franco-Nevada Corp., 144A ................................................       Canada             302,600        5,734,490
      Gold Fields Ltd., ADR ....................................................    South Africa          100,000        1,503,000
    a Jinshan Gold Mines Inc. ..................................................       Canada             197,300          554,943
  a,d Jinshan Gold Mines Inc., 144A ............................................       Canada           1,305,000        3,670,557
      Newcrest Mining Ltd. .....................................................      Australia           168,000        5,261,757
    a Orezone Resources Inc. ...................................................       Canada           1,400,000        1,960,000
                                                                                                                      -------------
                                                                                                                        40,663,793
                                                                                                                      -------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  a,d Iberdrola Renovables, 144A ...............................................        Spain             700,000        5,641,678
                                                                                                                      -------------
      INTEGRATED OIL & GAS 19.3%
      BP PLC, ADR ..............................................................   United Kingdom         105,000        6,693,750
      Chevron Corp. ............................................................    United States         210,003       17,745,254
      ConocoPhillips ...........................................................    United States         289,400       23,244,608
      Exxon Mobil Corp. ........................................................    United States         255,000       22,032,000
      Marathon Oil Corp. .......................................................    United States         325,000       15,226,250
      Murphy Oil Corp. .........................................................    United States         145,000       10,663,300
      Occidental Petroleum Corp. ...............................................    United States         430,000       29,184,100
      Petroleo Brasileiro SA, ADR ..............................................       Brazil              40,000        4,445,600
    a SandRidge Energy Inc. ....................................................    United States         142,000        4,321,060
      Total SA, B, ADR .........................................................       France             137,000        9,970,860
                                                                                                                      -------------
                                                                                                                       143,526,782
                                                                                                                      -------------
      MARINE 0.5%
      Aries Maritime Transport Ltd. ............................................       Bermuda            570,000        3,944,400
                                                                                                                      -------------
      OIL & GAS DRILLING 3.7%
    a Nabors Industries Ltd. ...................................................       Bermuda            210,000        5,716,200
      Noble Corp. ..............................................................    United States         110,000        4,814,700
      Rowan Cos. Inc. ..........................................................    United States          80,000        2,723,200
    a Transocean Inc. ..........................................................    United States         118,000       14,466,800
                                                                                                                      -------------
                                                                                                                        27,720,900
                                                                                                                      -------------
      OIL & GAS EQUIPMENT & SERVICES 21.1%
      Baker Hughes Inc. ........................................................    United States          77,000        4,999,610
    a Dril-Quip Inc. ...........................................................    United States         220,000       10,678,800
    a FMC Technologies Inc. ....................................................    United States         370,000       17,819,200
    a Global Industries Ltd. ...................................................    United States         140,000        2,472,400
    a Grant Prideco Inc. .......................................................    United States          70,000        3,484,600
      Halliburton Co. ..........................................................    United States         700,000       23,219,000
    a Helix Energy Solutions Group Inc. ........................................    United States         445,000       16,451,650
    a Hornbeck Offshore Services Inc. ..........................................    United States          60,000        2,320,800
    a National-Oilwell Varco Inc. ..............................................    United States         265,000       15,960,950


22 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                  COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
    a North American Energy Partners ...........................................       Canada             273,000     $  3,270,540
    a Oil States International Inc. ............................................    United States         210,000        7,362,600
    a PHI Inc., non-voting .....................................................    United States          80,000        2,482,400
      Schlumberger Ltd. ........................................................    United States         160,000       12,073,600
      Smith International Inc. .................................................    United States         230,000       12,468,300
    a Superior Energy Services Inc. ............................................    United States         135,000        5,412,150
    a T-3 Energy Services Inc. .................................................    United States         100,000        4,499,000
    a Tesco Corp. ..............................................................       Canada             130,000        2,956,200
    a Weatherford International Ltd. ...........................................    United States         150,000        9,271,500
                                                                                                                      -------------
                                                                                                                       157,203,300
                                                                                                                      -------------
      OIL & GAS EXPLORATION & PRODUCTION 23.1%
      Addax Petroleum Corp. ....................................................       Canada             150,000        6,048,773
    d Addax Petroleum Corp., 144A ..............................................       Canada             150,000        6,048,773
    a Bill Barrett Corp. .......................................................    United States         391,000       16,332,070
      Chesapeake Energy Corp. ..................................................    United States         450,000       16,753,500
      Devon Energy Corp. .......................................................    United States         225,000       19,120,500
      EOG Resources Inc. .......................................................    United States         175,000       15,312,500
    a Mariner Energy Inc. ......................................................    United States         380,000        9,522,800
    a McMoRan Exploration Co. ..................................................    United States         660,000       10,388,400
      Nexen Inc. ...............................................................       Canada             330,000        9,459,605
      Noble Energy Inc. ........................................................    United States         245,000       17,782,100
    a Petrohawk Energy Corp. ...................................................    United States         238,000        3,748,500
    a Southwestern Energy Co. ..................................................    United States         420,000       23,482,200
      Talisman Energy Inc. .....................................................       Canada             360,000        5,706,000
      XTO Energy Inc. ..........................................................    United States         233,400       12,122,797
                                                                                                                      -------------
                                                                                                                       171,828,518
                                                                                                                      -------------
      OIL & GAS REFINING & MARKETING 4.9%
      Aegean Marine Petroleum Network Inc. .....................................    United States         140,000        4,576,600
    a CVR Energy Inc. ..........................................................    United States         160,000        4,240,000
      Holly Corp. ..............................................................    United States          70,000        3,389,400
    a Petroplus Holdings AG ....................................................     Switzerland           30,000        1,825,628
  a,d Petroplus Holdings AG, 144A ..............................................     Switzerland           40,000        2,434,171
      Sunoco Inc. ..............................................................    United States         175,000       10,885,000
      Valero Energy Corp. ......................................................    United States         160,000        9,470,400
                                                                                                                      -------------
                                                                                                                        36,821,199
                                                                                                                      -------------
      OIL & GAS STORAGE & TRANSPORTATION 0.5%
      Arlington Tankers Ltd. ...................................................       Bermuda            170,000        3,607,400
                                                                                                                      -------------
      PACKAGED FOODS & MEATS 0.8%
    a Cosan Ltd. CLA A .........................................................       Brazil             410,000        5,904,000
                                                                                                                      -------------
      PRECIOUS METALS & MINERALS 1.0%
    a Gammon Gold Inc. .........................................................       Canada             510,000        3,550,568
    d Hochschild Mining PLC, 144A ..............................................   United Kingdom         530,000        3,888,616
                                                                                                                      -------------
                                                                                                                         7,439,184
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 23

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                  COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      SPECIALTY CHEMICALS 1.1%
    a Flotek Industries Inc. ...................................................   United States          280,000     $  5,703,600
      Minerals Technologies Inc. ...............................................   United States           40,000        2,176,000
                                                                                                                      -------------
                                                                                                                         7,879,600
                                                                                                                      -------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $523,505,289) .....................                                       714,599,224
                                                                                                                      -------------
      PREFERRED STOCKS 2.3%
      DIVERSIFIED METALS & MINING 1.1%
      Companhia Vale do Rio Doce, ADR, pfd., A .................................       Brazil             320,000        8,329,600
                                                                                                                      -------------
      INTEGRATED OIL & GAS 1.2%
      Petroleo Brasileiro SA, ADR, pfd. ........................................       Brazil             100,000        9,331,000
                                                                                                                      -------------
      TOTAL PREFERRED STOCKS (COST $6,875,211) .................................                                        17,660,600
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $530,380,500) ..........................                                       732,259,824
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $10,181,628) 1.4%
      MONEY MARKET FUND 1.4%
    g Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .....   United States       10,181,628       10,181,628
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $540,562,128) 99.7% ..............................                                       742,441,452
      OTHER ASSETS, LESS LIABILITIES 0.3% ......................................                                         2,143,197
                                                                                                                      -------------
      NET ASSETS 100.0% ........................................................                                      $744,584,649
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2007.

b See Note 5 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the value of this security was $2,225,025, representing 0.30% of net assets.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $34,559,798, representing 4.64% of net assets.

e See Note 7 regarding other considerations.

f Rounds to less than 0.1% of net assets.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                                       SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.8%
    CONSUMER DISCRETIONARY 18.4%
  a Aeropostale Inc. ..................................................................................     134,800   $  3,797,316
    Big 5 Sporting Goods Corp. ........................................................................     272,500      3,245,475
  a BJ's Restaurants Inc. .............................................................................     430,800      7,435,608
  a Chipotle Mexican Grill Inc., B ....................................................................      98,400      9,428,688
  a Drew Industries Inc. ..............................................................................     384,000     10,402,560
  a FGX International Holdings Ltd. (Virgin Islands (British)) ........................................     577,400      5,831,740
  a Hibbett Sports Inc. ...............................................................................     207,900      3,864,861
  a Lions Gate Entertainment Corp. ....................................................................     953,100      9,044,919
  a Lululemon Athletica Inc. (Canada) .................................................................     112,000      3,795,680
    The Men's Wearhouse Inc. ..........................................................................     130,500      3,326,445
    Orient-Express Hotels Ltd., A .....................................................................     168,500      8,719,875
  a Panera Bread Co. ..................................................................................     175,300      6,622,834
  a Red Lion Hotels Corp. .............................................................................      32,416        256,086
  a Ruth's Chris Steak House Inc. .....................................................................     271,200      2,245,536
  a Shuffle Master Inc. ...............................................................................     907,959      8,661,929
  a Shutterfly Inc. ...................................................................................     222,600      4,329,570
    Strayer Education Inc. ............................................................................      56,800      9,802,544
  a Tenneco Inc. ......................................................................................     321,700      8,515,399
  a Tractor Supply Co. ................................................................................     219,900      8,474,946
  a Universal Technical Institute Inc. ................................................................     441,700      6,572,496
  a Zumiez Inc. .......................................................................................     442,200      8,503,506
                                                                                                                      -------------
                                                                                                                       132,878,013
                                                                                                                      -------------
    CONSUMER STAPLES 1.4%
  a Hain Celestial Group Inc. .........................................................................     367,000      9,909,000
                                                                                                                      -------------

    ENERGY 8.2%
  a Bill Barrett Corp. ................................................................................     225,000      9,398,250
  a Dril-Quip Inc. ....................................................................................     105,600      5,125,824
  a Helix Energy Solutions Group Inc. .................................................................     201,400      7,445,758
  a Mariner Energy Inc. ...............................................................................     544,700     13,650,182
  a McMoRan Exploration Co. ...........................................................................     655,600     10,319,144
  a Superior Energy Services Inc. .....................................................................     325,900     13,065,331
                                                                                                                      -------------
                                                                                                                        59,004,489
                                                                                                                      -------------

    FINANCIALS 6.5%
a,b Clayton Holdings Inc. .............................................................................   1,187,899      5,309,909
    East West Bancorp Inc. ............................................................................     230,200      5,538,611
    FelCor Lodging Trust Inc. .........................................................................     696,400      9,408,364
    Kohlberg Capital Corp. ............................................................................     314,400      3,892,272
  a MSCI Inc. Class A .................................................................................     108,100      3,564,057
  a NewStar Financial Inc. ............................................................................     600,900      5,227,830
    optionsXpress Holdings Inc. .......................................................................     196,000      5,315,520
    RAIT Financial Trust ..............................................................................     530,595      4,913,310
    UCBH Holdings Inc. ................................................................................     270,300      3,816,636
                                                                                                                      -------------
                                                                                                                        46,986,509
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 25

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                                       SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE 16.5%
  a Allscripts Healthcare Solutions Inc. ..............................................................     462,400   $  6,857,392
  a American Medical Systems Holdings Inc. ............................................................     729,700     10,427,413
  a Angiotech Pharmaceuticals Inc. ....................................................................   1,666,900      5,234,066
  a Cadence Pharmaceuticals Inc. ......................................................................     438,700      2,496,203
  a Dexcom Inc. .......................................................................................     733,800      6,171,258
  a Healthways Inc. ...................................................................................      84,300      4,746,090
  a Impax Laboratories Inc. ...........................................................................     257,100      2,699,550
  a Keryx Biopharmaceuticals Inc. .....................................................................     719,800      4,354,790
a,c MannKind Corp. ....................................................................................     437,400      3,455,460
  a The Medicines Co. .................................................................................     312,200      5,344,864
  a Myriad Genetics Inc. ..............................................................................     196,700      8,460,067
  a PAREXEL International Corp. .......................................................................     270,600     14,723,346
  a Penwest Pharmaceuticals Co. .......................................................................     571,600      2,909,444
  a Psychiatric Solutions Inc. ........................................................................     368,600     11,120,662
  a Tomotherapy Inc. ..................................................................................     305,800      4,528,898
  a TriZetto Group Inc. ...............................................................................     393,900      7,688,928
  a Varian Inc. .......................................................................................     140,900      7,643,825
  a VCA Antech Inc. ...................................................................................     253,500      9,800,310
                                                                                                                      -------------
                                                                                                                       118,662,566
                                                                                                                      -------------

    INDUSTRIALS 8.6%
  a Allegiant Travel Co. ..............................................................................     216,300      6,765,864
  a Force Protection Inc. .............................................................................     393,300      1,608,597
a,d Force Protection Inc., 144A .......................................................................     601,000      2,458,090
  a Huron Consulting Group Inc. .......................................................................     198,900     14,284,998
    Manitowoc Co. Inc. ................................................................................     200,000      7,624,000
  a Mobile Mini Inc. ..................................................................................     419,000      6,368,800
  a Orbital Sciences Corp. ............................................................................     521,400     12,148,620
    Pacer International Inc. ..........................................................................     222,300      3,807,999
  a Stanley Inc. ......................................................................................     233,000      6,496,040
                                                                                                                      -------------
                                                                                                                        61,563,008
                                                                                                                      -------------

    INFORMATION TECHNOLOGY 36.0%
  a ANSYS Inc. ........................................................................................     160,300      5,596,073
  a Arris Group Inc. ..................................................................................     447,800      3,936,162
  a Atheros Communications ............................................................................     257,500      7,032,325
  a Bottomline Technologies Inc. ......................................................................     608,700      7,888,752
  a Coherent Inc. .....................................................................................     317,400      8,252,400
  a Compellent Technologies Inc. ......................................................................     168,836      1,527,966
  a CyberSource Corp. .................................................................................     437,200      7,323,100
  a DealerTrack Holdings Inc. .........................................................................     201,600      5,435,136
  a Entrust Inc. ......................................................................................     702,400      1,453,968
  a FARO Technologies Inc. ............................................................................     392,800      9,380,064
  a FLIR Systems Inc. .................................................................................     359,000     10,870,520
  a FormFactor Inc. ...................................................................................     328,600      7,958,692
    Heartland Payment Systems Inc. ....................................................................     315,200      7,653,056
  a Internap Network Services Corp. ...................................................................     699,100      6,166,062
  a Ixia ..............................................................................................   1,437,400     10,636,760


26 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                                       SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    INFORMATION TECHNOLOGY (CONTINUED)
  a MICROS Systems Inc. ..............................................................................      89,700   $   5,523,726
  a Microsemi Corp. ..................................................................................     572,100      12,998,112
  a Microtune Inc. ...................................................................................     897,300       5,240,232
    National Instruments Corp. .......................................................................     272,402       7,316,718
  a Netlogic Microsystems Inc. .......................................................................     399,300      10,381,800
  a Nuance Communications Inc. .......................................................................     752,100      11,950,869
  a Omniture Inc. ....................................................................................     264,400       6,535,968
  a Power Integrations Inc. ..........................................................................     641,600      16,347,968
  a Quest Software Inc. ..............................................................................     800,000      11,960,000
  a RightNow Technologies Inc. .......................................................................     499,700       5,111,931
  a Riverbed Technology Inc. .........................................................................     301,600       6,740,760
  a Sapient Corp. ....................................................................................   1,899,700      13,316,897
  a Silicon Laboratories Inc. ........................................................................     287,700       8,987,748
  a Trimble Navigation Ltd. ..........................................................................     362,600       9,590,770
  a Varian Semiconductor Equipment Associates Inc. ...................................................     247,675       7,977,612
  a ViaSat Inc. ......................................................................................     411,700       8,551,009
  a Voltaire Ltd. (Israel) ...........................................................................     338,000       1,933,360
  a Xyratex Ltd. (Bermuda) ...........................................................................     445,100       8,034,055
                                                                                                                     --------------
                                                                                                                       259,610,571
                                                                                                                     --------------

    MATERIALS 2.1%
    FMC Corp. ........................................................................................     187,800       9,983,448
    Minerals Technologies Inc. .......................................................................      94,400       5,135,360
                                                                                                                     --------------
                                                                                                                        15,118,808
                                                                                                                     --------------

    TELECOMMUNICATION SERVICES 1.1%
  a SBA Communications Corp. .........................................................................     274,500       8,127,945
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $689,221,794) ..........................................................                 711,860,909
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 1.7%
    MONEY MARKET FUND (COST $9,819,777) 1.4%
  e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .............................   9,819,777       9,819,777
                                                                                                                     --------------

    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.3%
    MONEY MARKET FUND (COST $2,238,000) 0.3%
  f Bank of New York Institutional Cash Reserve Fund, 4.27% ..........................................   2,238,000       2,238,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $701,279,571) 100.5% .....................................................                 723,918,686
    OTHER ASSETS, LESS LIABILITIES (0.5)% ............................................................                  (3,468,092)
                                                                                                                     --------------
    NET ASSETS 100.0% ................................................................................               $ 720,450,594
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b See Note 6 regarding holdings of 5% voting securities.

c A portion or all of the security is on loan as of January 31, 2008.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $2,458,090, representing 0.34% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                                                                 SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 95.5%
      COMMON STOCKS 95.4%
      CONSUMER DISCRETIONARY 13.0%
    a Chipotle Mexican Grill Inc., B ..............................................................       469,700   $   45,006,654
    a Dick's Sporting Goods Inc. ..................................................................     2,176,400       70,841,820
      Garmin Ltd. (Cayman Islands) ................................................................       828,800       59,797,920
      Guess? Inc. .................................................................................     2,466,100       92,010,191
      Harman International Industries Inc. ........................................................        21,100          982,627
      International Game Technology ...............................................................     1,437,900       61,355,193
      The Men's Wearhouse Inc. ....................................................................     2,468,120       62,912,379
      Nordstrom Inc. ..............................................................................     1,385,300       53,888,170
    a NVR Inc. ....................................................................................        76,700       48,436,050
      PetSmart Inc. ...............................................................................     2,370,760       54,219,281
    a Scientific Games Corp., A ...................................................................     2,308,900       54,951,820
    a Tractor Supply Co. ..........................................................................     1,160,200       44,714,108
    b Wolverine World Wide Inc. ...................................................................     3,020,710       76,454,170
    a Zumiez Inc. .................................................................................     1,289,700       24,800,931
                                                                                                                    ---------------
                                                                                                                       750,371,314
                                                                                                                    ---------------
      CONSUMER STAPLES 1.9%
    a Hansen Natural Corp. ........................................................................     2,802,300      108,056,688
                                                                                                                    ---------------
      ENERGY 11.6%
  a,b Bill Barrett Corp. ..........................................................................     2,578,100      107,687,237
    a FMC Technologies Inc. .......................................................................     2,205,156      106,200,313
    a Mariner Energy Inc. .........................................................................     1,502,800       37,660,168
    a National-Oilwell Varco Inc. .................................................................     1,318,592       79,418,796
      Noble Energy Inc. ...........................................................................     1,397,440      101,426,195
      Smith International Inc. ....................................................................     1,971,900      106,896,699
    a Southwestern Energy Co. .....................................................................     2,332,500      130,410,075
                                                                                                                    ---------------
                                                                                                                       669,699,483
                                                                                                                    ---------------
      FINANCIALS 7.6%
    a Affiliated Managers Group Inc. ..............................................................     1,153,300      113,380,923
      CapitalSource Inc. ..........................................................................            82            1,346
      East West Bancorp Inc. ......................................................................     1,885,750       45,371,145
      FelCor Lodging Trust Inc. ...................................................................     2,072,500       27,999,475
      iStar Financial Inc. ........................................................................     2,955,100       78,842,068
      Jones Lang LaSalle Inc. .....................................................................       802,800       62,457,840
      optionsXpress Holdings Inc. .................................................................     2,267,030       61,481,853
      SEI Investments Co. .........................................................................     1,808,400       50,092,680
                                                                                                                    ---------------
                                                                                                                       439,627,330
                                                                                                                    ---------------
      HEALTH CARE 15.8%
    a Allscripts Healthcare Solutions Inc. ........................................................     1,925,530       28,555,610
  a,b American Medical Systems Holdings Inc. ......................................................     3,689,900       52,728,671
      C. R. Bard Inc. .............................................................................       593,000       57,266,010
    a Cerner Corp. ................................................................................     1,275,200       66,820,480
    a Community Health Systems Inc. ...............................................................       914,664       29,360,714
    a Coventry Health Care Inc. ...................................................................     1,228,500       69,508,530


28 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                                                                 SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      HEALTH CARE (CONTINUED)
    a Express Scripts Inc. ........................................................................     1,071,000   $   72,281,790
    a Gen-Probe Inc. ..............................................................................       731,841       41,824,713
    a Henry Schein Inc. ...........................................................................       844,000       49,061,720
    a Hologic Inc. ................................................................................     1,516,230       97,584,563
    a Keryx Biopharmaceuticals Inc. ...............................................................     1,449,200        8,767,660
    a Millennium Pharmaceuticals Inc. .............................................................     3,435,500       52,116,535
    a Myriad Genetics Inc. ........................................................................       628,500       27,031,785
    a PDL BioPharma Inc. ..........................................................................     1,707,000       25,485,510
      Pharmaceutical Product Development Inc. .....................................................       904,800       39,232,128
  a,c Stereotaxis Inc. ............................................................................     1,463,200       10,213,136
    a Varian Medical Systems Inc. .................................................................     1,698,300       88,294,617
    a Waters Corp. ................................................................................     1,569,600       90,173,520
                                                                                                                    ---------------
                                                                                                                       906,307,692
                                                                                                                    ---------------
      INDUSTRIALS 12.8%
      AMTEK Inc. ..................................................................................     2,968,500      130,732,740
      C.H. Robinson Worldwide Inc. ................................................................     1,776,000       98,639,040
      Expeditors International of Washington Inc. .................................................       788,100       37,269,249
a,b,d Force Protection Inc., 144A .................................................................     4,311,500       17,634,035
    a JA Solar Holdings Co. Ltd., ADR (China) .....................................................       193,300        9,825,439
a,e,f Mirapoint Inc., 144A ........................................................................       682,128               --
    a Orbital Sciences Corp. ......................................................................     2,766,415       64,457,470
      Precision Castparts Corp. ...................................................................     1,101,210      125,317,698
      Robert Half International Inc. ..............................................................     2,036,800       56,582,304
    a Ryanair Holdings PLC, ADR (Ireland) .........................................................     1,549,500       51,784,290
    a SunPower Corp., A ...........................................................................       962,400       66,492,216
    a Terex Corp. .................................................................................     1,315,200       77,281,152
                                                                                                                    ---------------
                                                                                                                       736,015,633
                                                                                                                    ---------------
      INFORMATION TECHNOLOGY 26.3%
    a Activision Inc. .............................................................................     3,900,300      100,900,761
    a Concur Technologies Inc. ....................................................................       373,300       13,087,898
    a Equinix Inc. ................................................................................       644,400       48,671,532
    a F5 Networks Inc. ............................................................................     2,787,600       65,592,228
      FactSet Research Systems Inc. ...............................................................     1,378,100       77,077,133
  a,c FLIR Systems Inc. ...........................................................................     5,869,600      177,731,488
  a,b FormFactor Inc. .............................................................................     3,067,000       74,282,740
      Global Payments Inc. ........................................................................     1,721,000       64,365,400
      Harris Corp. ................................................................................     2,634,600      144,086,274
    a Internap Network Services Corp. .............................................................     1,943,400       17,140,788
    a Lam Research Corp. ..........................................................................     1,088,000       41,768,320
    a Logitech International SA (Switzerland) .....................................................     2,355,740       71,426,037
      Maxim Integrated Products Inc. ..............................................................     2,701,800       53,117,388
    a Mettler-Toledo International Inc. (Switzerland) .............................................       699,126       69,423,212
  a,b Microsemi Corp. ...........................................................................       5,007,300      113,765,856
    a Network Appliance Inc. ......................................................................     1,783,700       41,417,514


                                        Quarterly Statements of Investments | 29

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                                                                 SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INFORMATION TECHNOLOGY (CONTINUED)
    a Nuance Communications Inc. ..................................................................     5,155,860   $   81,926,615
    a Omniture Inc. ...............................................................................       581,400       14,372,208
    a Salesforce.com Inc. .........................................................................       497,400       26,004,072
    a Silicon Laboratories Inc. ...................................................................     3,282,612      102,548,799
    a Trimble Navigation Ltd. .....................................................................     2,347,360       62,087,672
    a VeriFone Holdings Inc. ......................................................................     2,569,200       50,279,244
                                                                                                                    ---------------
                                                                                                                     1,511,073,179
                                                                                                                    ---------------
      TELECOMMUNICATION SERVICES 5.5%
    a Crown Castle International Corp. ............................................................     2,013,900       72,883,041
    a MetroPCS Communications Inc. ................................................................     4,018,200       72,608,874
    a NII Holdings Inc. ...........................................................................     2,239,340       95,530,245
    a SBA Communications Corp. ....................................................................     2,526,900       74,821,509
    a TeleCorp PCS Inc., Escrow Account ...........................................................     4,569,500               --
                                                                                                                    ---------------
                                                                                                                       315,843,669
                                                                                                                    ---------------
      UTILITIES 0.9%
      International Power PLC (United Kingdom) ....................................................     6,343,700       50,327,845
                                                                                                                    ---------------
      TOTAL COMMON STOCKS (COST $4,865,906,287) ...................................................                  5,487,322,833
                                                                                                                    ---------------
      CONVERTIBLE PREFERRED STOCKS 0.1%
      INDUSTRIALS 0.1%
a,e,f Foveon Inc., cvt. pfd., D, 144A .............................................................     1,792,573        2,310,268
a,e,f Foveon Inc., cvt. pfd., E, 144A .............................................................     2,597,593        5,270,049
                                                                                                                    ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $16,635,019) .......................................                      7,580,317
                                                                                                                    ---------------
      PREFERRED STOCKS 0.0% g
      INDUSTRIALS 0.0% g
a,e,f Mirapoint Inc., pfd. ........................................................................       301,660          132,730
                                                                                                                    ---------------
      TELECOMMUNICATION SERVICES 0.0% g
a,e,f Anda Networks, pfd., D ......................................................................       364,431          228,772
                                                                                                                    ---------------
      TOTAL PREFERRED STOCKS (COST $5,561,391) ....................................................                        361,502
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $4,888,102,697) ...........................................                  5,495,264,652
                                                                                                                    ---------------
      SHORT TERM INVESTMENTS 5.6%
      MONEY MARKET FUND (COST $197,223,595) 3.4%
    h Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ........................   197,223,595      197,223,595
                                                                                                                    ---------------


30 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $115,127,696) 2.0%
    i Joint Repurchase Agreement, 2.599%, 2/01/08 (Maturity Value $115,136,008) ..............   $    115,127,696   $  115,127,696
        ABN AMRO Bank NV, New York Branch (Maturity Value $9,737,052)
        Banc of America Securities LLC (Maturity Value $9,737,052)
        Barclays Capital Inc. (Maturity Value $9,737,052)
        BNP Paribas Securities Corp. (Maturity Value $9,737,052)
        Credit Suisse Securities (USA) LLC (Maturity Value $9,737,052)
        Deutsche Bank Securities Inc. (Maturity Value $9,737,052)
        Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $9,737,052)
        Goldman, Sachs & Co. (Maturity Value $9,737,052)
        Greenwich Capital Markets Inc. (Maturity Value $9,737,052)
        Lehman Brothers Inc. (Maturity Value $8,028,436)
        Merrill Lynch Government Securities Inc. (Maturity Value $9,737,052)
        UBS Securities LLC (Maturity Value $9,737,052)
          Collateralized by U.S. Government Agency Securities, 2.96%  - 7.25%, 2/15/08 -
            12/12/12;
            j U.S. Government Agency Discount Notes, 2/08/08 - 8/01/12 and U.S. Treasury
              Notes, 4.375% - 5.75%, 8/15/10 - 2/15/12
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------

      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
      MONEY MARKET FUND (COST $11,062,000) 0.2%
    k Bank of New York Institutional Cash Reserve Fund, 4.27% ................................         11,062,000       11,062,000
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $5,211,515,988) 101.1% .........................................                       5,818,677,943
      OTHER ASSETS, LESS LIABILITIES (1.1)% ..................................................                         (64,279,153)
                                                                                                                    ---------------
      NET ASSETS 100.0% ......................................................................                      $5,754,398,790
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b See Note 6 regarding holdings of 5% voting securities.

c A portion or all of the security is on loan as of January 31, 2008.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $17,634,035, representing 0.31% of net assets.

e See Note 5 regarding restricted securities.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $7,941,819, representing 0.14% of net assets.

g Rounds to less than 0.1% of net assets.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2008, all repurchase agreements had been entered into on that date.

j The security is traded on a discount basis with no stated coupon rate.

k The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION         SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.4%
      COMMON STOCKS 0.0% a
      PRODUCER MANUFACTURING 0.0% a
b,c,d Cambridge Industries Liquidating Trust Interest .................       United States            516,372        $      3,873
b,c,d VS Holdings Inc. ................................................       United States             64,666                  --
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $64,666) ..............................                                                      3,873
                                                                                                                      -------------
      CONVERTIBLE PREFERRED STOCKS 1.3%
      CONSUMER DURABLES 0.2%
      General Motors Corp., 1.50%, cvt. pfd., D .......................       United States            240,000           6,060,000
                                                                                                                      -------------
      FINANCE 0.9%
      Affiliated Managers Group Inc., 5.10%, cvt. pfd. ................       United States            150,000           7,012,500
      CIT Group Inc., 7.75%, cvt. pfd., D .............................       United States            350,000           7,336,000
      E*TRADE Financial Corp., 6.125%, cvt. pfd. ......................       United States            400,000           3,152,000
    b Washington Mutual Inc., 7.75%, cvt. pfd., R .....................       United States              7,000           8,078,000
                                                                                                                      -------------
                                                                                                                        25,578,500
                                                                                                                      -------------
      NON-ENERGY MINERALS 0.2%
      Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ...........       United States             50,000           6,640,000
                                                                                                                      -------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $45,669,041) ...........                                                 38,278,500
                                                                                                                      -------------
      PREFERRED STOCKS 0.4%
      FINANCE 0.4%
    b FHLMC, 8.375%, pfd. .............................................       United States            276,000           7,410,600
    b FNMA, 8.25%, pfd. ...............................................       United States            197,000           5,204,740
                                                                                                                      -------------
      TOTAL PREFERRED STOCKS (COST $11,825,000) .......................                                                 12,615,340
                                                                                                                      -------------

                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT e
                                                                                                 ------------------
    f SENIOR FLOATING RATE INTERESTS 14.4%
      COMMERCIAL SERVICES 1.7%
      Affiliated Computer Services Inc.,
         Additional Term Loan, 5.281% - 6.411%, 3/20/13 ...............       United States          6,455,929           6,151,274
         Term Loan B, 5.285%, 3/20/13 .................................       United States            599,760             571,457
      ARAMARK Corp.,
         Synthetic L/C, 5.198%, 1/26/14 ...............................       United States            562,717             508,578
         Term Loan B, 6.705%, 1/26/14 .................................       United States          8,722,277           7,883,107
      Dealer Computer Services Inc. (Reynolds & Reynolds), First
        Lien Term Loan, 6.843%, 10/26/12 ..............................       United States          6,915,288           6,500,232
      Dex Media West LLC, Term Loan B2, 5.48% - 6.65%,
        3/09/10 .......................................................       United States          3,400,000           3,320,576
      First Data Corp., Term Loan B-2, 7.58% - 7.634%,
        9/24/14 .......................................................       United States          9,975,000           9,023,215
      Idearc Inc.,
         Term Loan A, 6.33%, 11/17/13 .................................       United States          2,100,000           1,932,189
         Term Loan B, 6.83%, 11/17/14 .................................       United States          6,134,070           5,607,098
      Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
        6.661% - 7.15%, 8/09/13 .......................................       United States          3,092,176           2,832,774
      R.H. Donnelley Inc., Term Loan D-2, 4.75% - 6.66%,
        6/30/11 .......................................................       United States          5,228,761           4,974,513
                                                                                                                      -------------
                                                                                                                        49,305,013
                                                                                                                      -------------


32 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    f SENIOR FLOATING RATE INTERESTS (CONTINUED)
      COMMUNICATIONS 0.9%
      Alaska Communications Systems Holdings Inc.,
         2005 Incremental Loan, 6.58%, 2/01/12 ........................       United States            146,800        $    137,186
         2006 Incremental Loan, 6.58%, 2/01/12 ........................       United States            265,000             247,555
         Term Loan, 6.58%, 2/01/12 ....................................       United States          5,568,200           5,201,701
      Alltel Communications Inc., Term Loan B-3, 6.773%,
        5/18/15 .......................................................       United States          6,982,500           6,377,348
    g West Corp., Term Loan B-2, 7.75%, 10/24/13 ......................       United States          1,300,000           1,202,988
    g Wind Telecomunicazioni SpA,
         Term Loan B-2, 7.875%, 9/30/13 ...............................           Italy              1,000,000             971,750
         Term Loan C-2, 8.375%, 9/30/14 ...............................           Italy              1,000,000             967,900
      Windstream Corp., Tranche B-1, 5.50%, 7/17/13 ...................       United States         10,753,897          10,343,958
                                                                                                                      -------------
                                                                                                                        25,450,386
                                                                                                                      -------------
      CONSUMER DURABLES 0.4%
      Jarden Corp.,
         Term Loan B1, 6.58%, 1/24/12 .................................       United States          2,890,558           2,754,152
         Term Loan B2, 6.58%, 1/24/12 .................................       United States          5,308,306           5,041,829
      Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
        6.718%, 12/21/11 ..............................................       United States          1,130,435           1,094,024
      Stile Acquisition Corp. (Masonite), Canadian Term Loan,
        5.331% - 6.83%, 4/05/13 .......................................          Canada              1,906,006           1,650,210
      Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
        5.331% - 6.83%, 4/05/13 .......................................       United States          1,909,253           1,653,021
                                                                                                                      -------------
                                                                                                                        12,193,236
                                                                                                                      -------------
      CONSUMER NON-DURABLES 0.9%
      CBRL Group (Cracker Barrel),
         Term Loan B1, 6.40%, 4/27/13 .................................       United States          6,029,328           5,637,844
         Term Loan B2 (Delayed Draw), 6.38% - 6.40%,
           4/27/13 ....................................................       United States            199,789             186,816
      Constellation Brands Inc., Term Loan B, 6.438% - 6.688%,
        6/05/13 .......................................................       United States          6,775,200           6,524,518
      Dean Foods Co., Term Loan B, 6.58%, 4/02/14 .....................       United States          8,541,967           7,987,713
      The William Carter Co., Term Loan B, 4.744% - 4.771%,
        7/14/12 .......................................................       United States          6,333,424           5,999,779
                                                                                                                      -------------
                                                                                                                        26,336,670
                                                                                                                      -------------
      CONSUMER SERVICES 3.6%
    g Affinion Group Inc., Term Loan B, 6.45% - 7.48%,
        10/17/12 ......................................................       United States          2,338,544           2,196,711
      Citadel Broadcasting Corp., Term Loan B, 4.905% - 6.455%,
        6/12/14 .......................................................       United States          9,791,032           8,438,989
      CSC Holdings Inc. (Cablevision), Incremental Term Loan,
        6.896%, 3/29/13 ...............................................       United States          7,298,417           6,732,140
      DIRECTV Holdings LLC, Term Loan B, 4.781%, 4/13/13 ..............       United States          4,175,851           4,097,266
    g Education Management LLC, Term Loan C, 7.00%,
        6/01/13 .......................................................       United States          4,987,092           4,622,755
      Green Valley Ranch Gaming LLC, Term Loan B,
        6.843% - 7.081%, 2/16/14 ......................................       United States            616,708             553,983


                                        Quarterly Statements of Investments | 33

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    f SENIOR FLOATING RATE INTERESTS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Insight Midwest Holdings, Term Loan B, 6.73%, 4/02/14 ...........       United States          4,549,500        $  4,180,945
      Laureate Education Inc., Closing Date Term Loan, 8.729%,
        8/17/14 .......................................................       United States          5,094,738           4,813,406
      MCC Iowa,
         Term Loan D-1, 5.13% - 5.74%, 1/31/15 ........................       United States          3,557,105           3,236,112
         Term Loan D-2 (Delayed Draw), 5.07% - 5.74%,
           1/31/15 ....................................................       United States          1,735,717           1,579,086
      Mediacom LLC, Term Loan C, 5.07% - 5.74%, 1/31/15 ...............       United States          3,060,352           2,752,297
      National CineMedia LLC, Term Loan, 6.87%, 2/13/15 ...............       United States          7,485,000           6,747,877
      OSI Restaurant Partners LLC (Outback),
         Pre-funded Revolving Credit, 4.878%, 6/14/13 .................       United States            714,727             584,754
         Term Loan B, 5.563%, 6/14/14 .................................       United States          9,005,557           7,305,938
      Penn National Gaming Inc., Term Loan B, 4.99% - 6.65%,
        10/03/12 ......................................................       United States          7,147,820           6,997,716
      Regal Cinemas Corp., Term Loan, 6.33%, 10/27/13 .................       United States          8,652,723           8,032,773
      Sabre Inc., Term Loan B, 5.244%, 9/30/14 ........................       United States          4,373,134           3,597,450
      Tribune Co., Term Loan B, 7.91%, 5/16/14 ........................       United States          8,606,750           6,490,565
      Univision Communications Inc., Term Loan B,
        5.494% - 5.521%, 9/29/14 ......................................       United States          8,794,631           7,256,485
      UPC Financing Partnership, Term Loan N, 6.381%,
        12/31/14 ......................................................        Netherlands           6,430,000           5,775,426
      VML US Finance LLC (Venetian Macau US),
         Delayed Draw, 7.08%, 5/25/12 .................................           Macau              2,924,815           2,667,080
         New Project Term Loans, 7.08%, 5/25/13 .......................           Macau              1,847,222           1,708,699
         Term Loan B, 7.08%, 5/24/13 ..................................           Macau              5,372,963           4,892,136
                                                                                                                      -------------
                                                                                                                       105,260,589
                                                                                                                      -------------
      ELECTRONIC TECHNOLOGY 0.4%
      Fairchild Semiconductor Corp., Initial Term Loan, 6.33%,
        6/26/13 .......................................................       United States            876,750             824,741
      Flextronics International USA Inc.,
         Term Loan A, 7.394% - 7.395%, 10/01/14 .......................       United States          5,976,790           5,703,830
         Term Loan A-1, 7.455%, 10/01/14 ..............................       United States          1,717,468           1,639,032
      Hawker Beechcraft Inc.,
         Synthetic L/C, 4.73%, 3/26/14 ................................       United States            353,555             322,159
         Term Loan B, 6.83%, 3/26/14 ..................................       United States          4,147,038           3,778,781
                                                                                                                      -------------
                                                                                                                        12,268,543
                                                                                                                      -------------
      ENERGY MINERALS 0.2%
      Citgo Petroleum Corp., Term Loan B, 4.864%, 11/15/12 ............       United States          6,510,719           6,226,721
                                                                                                                      -------------
      FINANCE 1.0%
      Avis Budget Car Rental LLC, Term Loan, 4.50%, 4/19/12 ...........       United States          5,627,435           5,288,225
      Capital Automotive REIT, Term Loan B, 6.39%, 12/15/10 ...........       United States          6,715,918           6,436,597
      Hertz Corp.,
         Credit Link, 4.91%, 12/21/12 .................................       United States            484,444             464,209
         Term Loan B, 6.75% - 6.92%, 12/21/12 .........................       United States          2,685,862           2,573,670


34 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    f SENIOR FLOATING RATE INTERESTS (CONTINUED)
      FINANCE (CONTINUED)
      Macerich Co., Term Loan B, 6.188%, 4/25/10 ......................       United States          3,363,000        $  3,251,012
    g Nuveen Investments Inc., Term Loan B, 6.285% - 7.858%,
        11/13/14 ......................................................       United States          5,500,000           5,272,190
      TD Ameritrade Holding Corp., Term Loan B, 4.77%,
        12/31/12 ......................................................       United States          6,566,733           6,302,422
                                                                                                                      -------------
                                                                                                                        29,588,325
                                                                                                                      -------------
      HEALTH SERVICES 1.0%
      Community Health Systems Inc., Term Loan, 7.331%,
        7/25/14 .......................................................       United States          7,063,200           6,536,180
      DaVita Inc., Term Loan B-1, 4.78% - 6.52%, 10/05/12 .............       United States          3,675,000           3,493,338
      Fresenius Medical Care Holdings Inc., Term Loan B,
        5.818% - 6.437%, 3/31/13 ......................................       United States          6,978,232           6,598,546
      HCA Inc., Term Loan B-1, 7.08%, 11/18/13 ........................       United States          8,459,152           7,837,269
      Health Management Associates Inc., Term Loan B,
        5.021% - 6.58%, 2/28/14 .......................................       United States          3,232,259           2,852,064
      LifePoint Hospitals Inc., Term Loan B, 6.715%,
        4/15/12 .......................................................       United States          2,812,042           2,635,164
                                                                                                                      -------------
                                                                                                                        29,952,561
                                                                                                                      -------------
      HEALTH TECHNOLOGY 0.2%
      Bausch and Lomb Inc.,
         Delayed Draw Term Loan, 6.511%, 4/28/15 ......................       United States            230,000             224,825
         Parent Term Loan, 8.08%, 4/28/15 .............................       United States          1,840,000           1,798,600
      Carestream Health Inc., Term Loan, 5.244% - 6.83%,
        4/30/13 .......................................................       United States            595,882             532,248
    g DJO Finance LLC, Term Loan B, 7.83%, 5/20/14 ....................       United States          4,580,000           4,489,270
                                                                                                                      -------------
                                                                                                                         7,044,943
                                                                                                                      -------------
      INDUSTRIAL SERVICES 0.3%
      Allied Waste North America Inc.,
         Credit Link, 4.50%, 3/28/14 ..................................       United States          1,702,475           1,599,360
         Term Loan B, 5.43% - 6.88%, 3/28/14 ..........................       United States          2,831,642           2,660,135
      Knight Inc. (Kinder Morgan), Term Loan B, 4.78%,
        5/30/14 .......................................................       United States          4,630,545           4,588,977
                                                                                                                      -------------
                                                                                                                         8,848,472
                                                                                                                      -------------
      PROCESS INDUSTRIES 1.3%
      Celanese U.S. Holdings LLC, Dollar Term Loan, 6.479%,
        4/02/14 .......................................................       United States          7,319,688           6,778,397
      Domtar Corp., Term Loan, 5.364%, 3/07/14 ........................       United States          6,938,872           6,477,507
      Georgia-Pacific Corp.,
         Additional Term Loan, 6.58% - 6.896%, 12/20/12 ...............       United States          2,041,610           1,911,580
         Term Loan B, 6.58% - 6.896%, 12/20/12 ........................       United States          4,716,544           4,444,210
      Hexion Specialty Chemicals BV, Term Loan C-2, 7.125%,
        5/03/13 .......................................................        Netherlands           1,206,479           1,136,269
      Hexion Specialty Chemicals Inc., Term Loan C-1, 7.00%,
        5/03/13 .......................................................       United States          5,553,963           5,230,756


                                        Quarterly Statements of Investments | 35

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    f SENIOR FLOATING RATE INTERESTS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      Ineos U.S. Finance LLC,
         Term Loan B2, 7.357%, 12/16/13 ...............................       United States          1,939,616        $  1,792,341
         Term Loan C2, 7.857%, 12/23/14 ...............................       United States          1,939,616           1,790,149
      Nalco Co., Term Loan B, 5.08% - 6.48%, 11/04/10 .................       United States          4,318,089           4,204,307
    g Rockwood Specialties Group Inc., Term Loan E, 4.744%,
        7/30/12 .......................................................       United States          4,374,122           4,147,586
                                                                                                                      -------------
                                                                                                                        37,913,102
                                                                                                                      -------------
      PRODUCER MANUFACTURING 1.4%
      Allison Transmission, Term Loan B, 7.17% - 7.90%,
        8/07/14 .......................................................       United States          6,483,750           5,818,517
    g Amsted Industries Inc.,
         Delayed Draw, 7.00%, 4/05/13 .................................       United States          1,304,502           1,259,262
         Term Loan B, 7.00%, 4/05/13 ..................................       United States          1,441,725           1,391,726
      Baldor Electric Co., Term Loan B, 5.063%, 1/31/14 ...............       United States          5,668,383           5,433,485
      Bucyrus International Inc., Tranche B Dollar Term Loan,
        6.229% - 6.624%, 5/04/14 ......................................       United States            582,075             554,578
      Dresser Inc., Term Loan B, 5.771% - 6.449%, 5/04/14 .............       United States          7,896,208           7,459,231
    g EnerSys Capital Inc., New 2007 Term Loans, 6.75%,
        3/17/11 .......................................................       United States          2,316,600           2,258,083
      Key Safety Systems Inc., Term Loan B, 6.18% - 7.09%,
        3/10/14 .......................................................       United States            580,613             487,796
      Oshkosh Truck Corp., Term Loan B, 6.90%, 12/06/13 ...............       United States          9,940,481           9,233,355
      RBS Global Inc. (Rexnord), Term Loan,
        6.426% - 6.459%, 7/22/13 ......................................       United States          2,700,000           2,611,791
    g TRW Automotive Inc., Tranche B-1 Term Loan, 6.688%,
        2/09/14 .......................................................       United States          3,030,000           2,915,193
                                                                                                                      -------------
                                                                                                                        39,423,017
                                                                                                                      -------------
      TECHNOLOGY SERVICES 0.2%
      SunGard Data Systems Inc., New U.S. Term Loan, 6.898%,
        2/28/14 .......................................................       United States          7,485,632           6,956,181
                                                                                                                      -------------
      UTILITIES 0.9%
      Dynegy Holdings Inc.,
         Term L/C Facility, 4.761%, 4/02/13 ...........................       United States          5,816,489           5,307,779
         Term Loan B, 6.04%, 4/02/13 ..................................       United States            207,989             189,799
      Niska Gas Storage Canada ULC (C/R Gas),
         Asset Sale Term Loan, 6.741%, 5/13/11 ........................          Canada                481,338             460,544
         Canadian Term Loan, 7.323%, 5/12/13 ..........................          Canada              2,807,067           2,664,973
      Niska Gas Storage U.S. LLC (C/R Gas),
         Delayed Draw, 6.808%, 5/12/13 ................................       United States            307,891             289,661
         U.S. Term Loan, 7.323%, 5/12/13 ..............................       United States            454,526             426,841
      NRG Energy Inc.,
         Credit Link, 6.48%, 2/01/13 ..................................       United States          1,995,289           1,869,147
         Term Loan, 6.58%, 2/01/13 ....................................       United States          4,321,651           4,048,436
      Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
        8.396%, 10/10/14 ..............................................       United States          9,975,000           9,198,536


36 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    f SENIOR FLOATING RATE INTERESTS (CONTINUED)
      UTILITIES (CONTINUED)
      TPF Generation Holdings LLC,
         Synthetic L/C, 4.83%, 12/15/13 ..............................       United States             60,320       $       53,009
         Synthetic Revolver, 4.73%, 12/15/11 .........................       United States             18,909               16,617
         Term Loan, 6.83%,12/15/13 ...................................       United States            305,709              268,660
                                                                                                                    ---------------
                                                                                                                        24,794,002
                                                                                                                    ---------------
      TOTAL SENIOR FLOATING RATE INTERESTS
      (COST $451,229,272) ............................................                                                 421,561,761
                                                                                                                    ---------------
      CORPORATE BONDS 31.0%
      COMMERCIAL SERVICES 2.0%
      ARAMARK Corp., senior note, 8.50%, 2/01/15 .....................       United States          7,500,000            7,500,000
    h Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .............      United Kingdom          6,500,000            6,175,000
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..........       United States          4,000,000            4,090,000
      Idearc Inc., senior note, 8.00%, 11/15/16 ......................       United States          7,500,000            6,750,000
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...........       United States          7,000,000            7,385,000
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
        5/15/13 ......................................................       United States          2,000,000            1,970,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%,
        5/15/12 ......................................................       United States          4,000,000            4,080,000
      Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13 ..............................................       United States          6,000,000            5,955,000
         6.625%, 8/15/15 .............................................       United States          1,500,000            1,428,750
      R.H. Donnelley Corp., senior note,
         8.875%, 1/15/16 .............................................       United States          7,500,000            6,468,750
       h 144A, 8.875%, 10/15/17 ......................................       United States            500,000              426,250
      RSC Equipment Rental Inc., senior note, 9.50%,
        12/01/14 .....................................................       United States          6,700,000            5,711,750
                                                                                                                    ---------------
                                                                                                                        57,940,500
                                                                                                                    ---------------
      COMMUNICATIONS 3.2%
    h American Tower Corp., senior note, 144A, 7.00%,
        10/15/17 .....................................................       United States          7,500,000            7,462,500
      AT&T Inc., 4.95%, 1/15/13 ......................................       United States          7,000,000            7,174,853
    h Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .........          Jamaica             7,500,000            6,637,500
      Embarq Corp., senior note, 7.082%, 6/01/16 .....................       United States          7,500,000            7,602,757
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
        10.375% thereafter, 11/15/12 .................................      United Kingdom          7,000,000            6,860,000
      Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
        9.25% thereafter, 2/01/15 ....................................          Bermuda             2,000,000            1,650,000
      Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
        1/15/13 ......................................................          Bermuda             7,000,000            6,965,000
      MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...........       United States          7,500,000            6,937,500
      Millicom International Cellular SA, senior note, 10.00%,
        12/01/13 .....................................................        Luxembourg            6,500,000            6,873,750
      Qwest Communications International Inc., senior note, 7.50%,
        2/15/14 ......................................................       United States          7,500,000            7,462,500
      Telecom Italia Capital, senior note, 4.95%, 9/30/14 ............           Italy              7,000,000            6,809,796


                                        Quarterly Statements of Investments | 37

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS (CONTINUED)
      Verizon New York Inc., senior deb.,
         A, 6.875%, 4/01/12 ..........................................       United States          5,000,000       $    5,350,900
         B, 7.375%, 4/01/32 ..........................................       United States          1,500,000            1,653,389
    h Wind Acquisition Finance SA, senior note, 144A, 10.75%,
        12/01/15 .....................................................           Italy              7,000,000            7,455,000
      Windstream Corp., senior note, 8.625%, 8/01/16 .................       United States          6,000,000            6,240,000
                                                                                                                    ---------------
                                                                                                                        93,135,445
                                                                                                                    ---------------
      CONSUMER DURABLES 1.5%
      D.R. Horton Inc., senior note, 6.50%, 4/15/16 ..................       United States          7,000,000            6,125,000
      Ford Motor Credit Co. LLC, senior note,
         5.80%, 1/12/09 ..............................................       United States          6,000,000            5,837,280
         9.875%, 8/10/11 .............................................       United States          9,500,000            9,121,568
      General Motors Corp., senior deb., 8.25%, 7/15/23 ..............       United States          5,000,000            4,025,000
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 .................       United States          7,500,000            6,450,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...........       United States          6,500,000            6,451,250
      KB Home, senior note,
         6.25%, 6/15/15 ..............................................       United States          3,900,000            3,568,500
         7.25%, 6/15/18 ..............................................       United States          3,100,000            2,960,500
                                                                                                                    ---------------
                                                                                                                        44,539,098
                                                                                                                    ---------------
      CONSUMER NON-DURABLES 0.8%
      Dean Foods Inc., senior note, 7.00%, 6/01/16 ...................       United States          1,800,000            1,647,000
      Dole Foods Co., senior note, 7.25%, 6/15/10 ....................       United States            200,000              177,000
      Kraft Foods Inc., 6.125%, 2/01/18 ..............................       United States          4,050,000            4,118,587
      Reynolds American Inc., senior secured note, 7.625%,
        6/01/16 ......................................................       United States          8,500,000            9,044,459
      Smithfield Foods Inc., senior note, 7.75%,
         5/15/13 .....................................................       United States          4,200,000            4,137,000
         7/01/17 .....................................................       United States          3,300,000            3,135,000
                                                                                                                    ---------------
                                                                                                                        22,259,046
                                                                                                                    ---------------
      CONSUMER SERVICES 4.4%
      Cablevision Systems Corp., senior note, B, 8.00%,
        4/15/12 ......................................................       United States            600,000              577,500
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...........          Canada              7,000,000            6,667,500
      CCH I LLC, senior secured note, 11.00%, 10/01/15 ...............       United States          4,000,000            2,885,000
      CCH II LLC, senior note, 10.25%, 9/15/10 .......................       United States          9,000,000            8,572,500
      Comcast Corp., senior note, 6.30%, 11/15/17 ....................       United States          7,500,000            7,741,590
      CSC Holdings Inc.,
         senior deb., 7.625%, 7/15/18 ................................       United States          6,000,000            5,400,000
         senior note, 6.75%, 4/15/12 .................................       United States            600,000              571,500
      Dish Network Corp., senior note,
         6.375%, 10/01/11 ............................................       United States          5,500,000            5,431,250
         7.125%, 2/01/16 .............................................       United States            500,000              501,875
    h Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .................       United States          5,000,000            3,775,000


38 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 .......       United States          3,300,000       $    2,114,983
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ...............       United States          7,500,000            6,985,560
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .........       United States          6,000,000            5,685,000
      MGM MIRAGE, senior note,
         6.625%, 7/15/15 .............................................       United States         10,000,000            9,275,000
         7.50%, 6/01/16 ..............................................       United States          1,000,000              965,000
    h Outback Steakhouse Inc., senior note, 144A, 10.00%,
        6/15/15 ......................................................       United States          5,000,000            3,175,000
      Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 ..............................................       United States            600,000              579,000
         8.75%, 10/01/13 .............................................       United States          4,200,000            4,116,000
      Quebecor Media Inc.,
       h 144A, 7.75%, 3/15/16 ........................................          Canada                500,000              466,250
         senior note, 7.75%, 3/15/16 .................................          Canada              7,000,000            6,527,500
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..............       United States          6,500,000            5,143,125
    h Rainbow National Services LLC, senior sub. deb., 144A,
        10.375%, 9/01/14 .............................................       United States          3,000,000            3,202,500
      Royal Caribbean Cruises Ltd., senior deb., 7.25%,
        3/15/18 ......................................................       United States          8,000,000            7,530,696
      Station Casinos Inc.,
         senior note, 6.00%, 4/01/12 .................................       United States          1,200,000            1,053,000
         senior sub. note, 6.50%, 2/01/14 ............................       United States          1,000,000              695,000
         senior sub. note, 6.875%, 3/01/16 ...........................       United States          6,800,000            4,658,000
      Time Warner Inc., 5.875%, 11/15/16 .............................       United States          9,000,000            8,868,348
    h Univision Communications Inc., senior note, 144A, PIK,
        9.75%, 3/15/15 ...............................................       United States          8,500,000            6,396,250
      Viacom Inc., senior note, 6.875%, 4/30/36 ......................       United States          8,000,000            7,840,776
                                                                                                                    ---------------
                                                                                                                       127,400,703
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 1.1%
      DRS Technologies Inc., senior sub. note,
         6.875%, 11/01/13 ............................................       United States          2,000,000            1,970,000
         7.625%, 2/01/18 .............................................       United States          5,000,000            4,962,500
      Freescale Semiconductor Inc., senior note, 8.875%,
        12/15/14 .....................................................       United States          7,000,000            5,722,500
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 .............................................       United States          4,500,000            4,398,750
         6.375%, 10/15/15 ............................................       United States          2,000,000            1,995,000
      NXP BV/NXP Funding LLC, senior secured note, 7.875%,
        10/15/14 .....................................................        Netherlands             600,000              552,750
      Sanmina-SCI Corp.,
     f,h senior note, 144A, FRN, 7.741%, 6/15/14 .....................       United States          2,000,000            1,930,000
         senior sub. note, 6.75%, 3/01/13 ............................       United States          4,300,000            3,741,000
         senior sub. note, 8.125%, 3/01/16 ...........................       United States          1,700,000            1,491,750
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ...............       United States          6,500,000            6,565,000
                                                                                                                    ---------------
                                                                                                                        33,329,250
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 39

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ENERGY MINERALS 1.5%
      Canadian Natural Resources Ltd., 5.90%, 2/01/18 ................          Canada              7,000,000       $    7,126,252
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 .............................................       United States          1,500,000            1,556,250
         6.625%, 1/15/16 .............................................       United States          3,500,000            3,438,750
         6.25%, 1/15/18 ..............................................       United States          6,000,000            5,790,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ...............       United States          6,500,000            6,256,250
      Peabody Energy Corp., senior note,
         7.375%, 11/01/16 ............................................       United States          3,500,000            3,596,250
         B, 6.875%, 3/15/13 ..........................................       United States          3,500,000            3,491,250
    h Petroplus Finance Ltd., senior note, 144A, 6.75%,
        5/01/14 ......................................................        Switzerland           7,000,000            6,440,000
      Tesoro Corp., senior note, 6.50%, 6/01/17 ......................       United States          7,500,000            7,350,000
                                                                                                                    ---------------
                                                                                                                        45,045,002
                                                                                                                    ---------------
      FINANCE 4.5%
    i Bank of America Corp., K, 8.00%, Perpetual .....................       United States          6,800,000            7,075,645
    h Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 .............       United States          1,900,000            1,333,184
      CIT Group Funding Co. of Canada, senior note, 4.65%,
        7/01/10 ......................................................       United States          3,400,000            3,243,352
      CIT Group Inc., senior note, 7.625%, 11/30/12 ..................       United States          3,200,000            3,158,499
    f Citigroup Inc., pfd., junior sub. bond, FRN, 8.30%,
        12/21/77 .....................................................       United States         10,000,000           10,811,680
      GMAC LLC,
         7.25%, 3/02/11 ..............................................       United States          4,500,000            4,068,306
         6.875%, 9/15/11 .............................................       United States          7,000,000            6,124,615
         6.875%, 8/28/12 .............................................       United States          4,000,000            3,399,360
      The Goldman Sachs Group Inc., sub. note, 6.75%,
        10/01/37 .....................................................       United States         12,000,000           11,809,788
    h ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ........................           India              6,500,000            6,209,743
      iStar Financial Inc., senior note, 5.65%, 9/15/11 ..............       United States          7,000,000            6,230,882
      JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 .........       United States         12,000,000           10,874,436
      Lehman Brothers Holdings Inc., sub. note, 6.50%,
        7/19/17 ......................................................       United States         13,000,000           13,309,361
      Merrill Lynch & Co. Inc.,
       g 5.45%, 2/05/13 ..............................................       United States          1,000,000            1,002,639
         senior note, 6.40%, 8/28/17 .................................       United States         12,000,000           12,348,120
      Morgan Stanley, sub. note, 4.75%, 4/01/14 ......................       United States         11,000,000           10,592,131
      Residential Capital LLC, senior note, 8.00%, 6/01/12 ...........       United States          6,500,000            4,095,000
      UBS AG Stamford, senior note, 5.875%, 12/20/17 .................       United States         10,000,000           10,517,640
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 .....................................................       United States          6,500,000            5,338,125
                                                                                                                    ---------------
                                                                                                                       131,542,506
                                                                                                                    ---------------
      HEALTH SERVICES 2.2%
      Coventry Health Care Inc., senior note,
         6.30%, 8/15/14 ..............................................       United States          3,700,000            3,851,374
         5.95%, 3/15/17 ..............................................       United States          2,800,000            2,787,162
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..................       United States          7,500,000            7,500,000


40 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      HEALTH SERVICES (CONTINUED)
    h FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 .........          Germany             4,000,000       $    4,020,000
      Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .......          Germany             3,000,000            3,000,000
      HCA Inc.,
         senior note, 6.50%, 2/15/16 .................................       United States          3,000,000            2,561,250
         senior secured note, 9.125%, 11/15/14 .......................       United States         10,000,000           10,412,500
      Quest Diagnostics Inc., 6.40%, 7/01/17 .........................       United States          4,200,000            4,372,704
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ............................................       United States          5,000,000            4,612,500
         9.875%, 7/01/14 .............................................       United States          2,500,000            2,400,000
      United Surgical Partners International Inc., senior sub. note,
        PIK, 9.25%, 5/01/17 ..........................................       United States          6,500,000            6,207,500
    f U.S. Oncology Holdings Inc., senior note, FRN, PIK,
        10.759%, 3/15/12 .............................................       United States          7,000,000            5,302,500
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 .....................................................       United States          6,500,000            6,191,250
                                                                                                                    ---------------
                                                                                                                        63,218,740
                                                                                                                    ---------------
      HEALTH TECHNOLOGY 0.2%
      Schering-Plough Corp., senior note, 6.00%, 9/15/17 .............       United States          6,000,000            6,198,156
                                                                                                                    ---------------
      INDUSTRIAL SERVICES 1.5%
      Allied Waste North America Inc., senior secured note, 6.875%,
        6/01/17 ......................................................       United States          6,500,000            6,337,500
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 ..............................................          France              5,200,000            5,148,000
         7.75%, 5/15/17 ..............................................          France              1,800,000            1,791,000
      Copano Energy LLC, senior note, 8.125%, 3/01/16 ................       United States          7,000,000            7,122,500
      El Paso Corp., senior note, 6.875%, 6/15/14 ....................       United States          7,500,000            7,513,410
      Markwest Energy Partners LP, senior note, 6.875%,
        11/01/14 .....................................................       United States          6,500,000            6,175,000
      The Williams Cos. Inc.,
         8.75%, 3/15/32 ..............................................       United States          1,300,000            1,560,000
         senior note, 7.625%, 7/15/19 ................................       United States          3,000,000            3,247,500
         senior note, 7.875%, 9/01/21 ................................       United States          3,400,000            3,765,500
                                                                                                                    ---------------
                                                                                                                        42,660,410
                                                                                                                    ---------------
      NON-ENERGY MINERALS 0.5%
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
        4/01/17 ......................................................       United States          7,000,000            7,455,000
      Novelis Inc., senior note, 7.25%, 2/15/15 ......................          Canada              7,500,000            6,956,250
                                                                                                                    ---------------
                                                                                                                        14,411,250
                                                                                                                    ---------------
      PROCESS INDUSTRIES 2.1%
      Buckeye Technologies Inc., senior sub. note, 8.00%,
        10/15/10 .....................................................       United States            546,000              543,270
    h Cargill Inc., 144A,
         5.20%, 1/22/13 ..............................................       United States            500,000              504,665
         6.00%, 11/27/17 .............................................       United States          7,000,000            7,095,088
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ..............       United States          7,000,000            7,157,500


                                        Quarterly Statements of Investments | 41

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e      VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      Huntsman International LLC, senior sub. note, 7.875%,
        11/15/14 .......................................................      United States           6,000,000       $  6,270,000
    h Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ...................     United Kingdom           7,500,000          5,887,500
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ................         Ireland              6,800,000          6,290,000
    h MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...........      United States           7,000,000          6,055,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................      United States           7,000,000          7,140,000
    h New Page Corp., senior secured note, 144A, 10.00%,
        5/01/12 ........................................................      United States           7,000,000          7,000,000
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14 .......................................................      United States           7,000,000          6,982,500
                                                                                                                      -------------
                                                                                                                        60,925,523
                                                                                                                      -------------
      PRODUCER MANUFACTURING 1.3%
    h Allison Transmission Inc., senior note, 144A, 11.00%,
        11/01/15 .......................................................      United States           3,100,000          2,619,500
      Commercial Vehicle Group Inc., senior note, 8.00%,
        7/01/13 ........................................................      United States           4,700,000          4,000,875
      Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...............      United States           6,000,000          5,475,000
      Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................      United States           7,500,000          5,887,500
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........      United States           7,500,000          6,806,250
      Terex Corp., senior sub. note, 8.00%, 11/15/17 ...................      United States           7,000,000          6,912,500
    h TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........      United States           7,500,000          6,712,500
                                                                                                                      -------------
                                                                                                                        38,414,125
                                                                                                                      -------------
      REAL ESTATE DEVELOPMENT 0.2%
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......      United States           5,000,000          4,825,000
                                                                                                                      -------------
      REAL ESTATE INVESTMENT TRUSTS 0.3%
      Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ..........      United States           1,000,000            987,500
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ...........................................      United States           6,000,000          5,970,000
         M, 7.00%, 8/15/12 .............................................      United States           2,000,000          1,995,000
                                                                                                                      -------------
                                                                                                                         8,952,500
                                                                                                                      -------------
      RETAIL TRADE 1.0%

    h Dollar General Corp., senior note, 144A, 10.625%,
        7/15/15 ........................................................      United States           7,500,000          6,975,000
      The Kroger Co., 6.15%, 1/15/20 ...................................      United States           7,000,000          7,230,104
      Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..............      United States           8,000,000          7,160,000
      Target Corp., 6.00%, 1/15/18 .....................................      United States           7,000,000          7,300,545
                                                                                                                      -------------
                                                                                                                        28,665,649
                                                                                                                      -------------
      TECHNOLOGY SERVICES 0.4%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ..................................      United States           5,000,000          5,100,000
         senior sub. note, 10.25%, 8/15/15 .............................      United States           7,000,000          7,035,000
                                                                                                                      -------------
                                                                                                                        12,135,000
                                                                                                                      -------------


42 | Quarterly Statements of Investments

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e      VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      UTILITIES 2.3%
      AES Corp., senior note, 8.00%, 10/15/17 ..........................      United States           7,500,000       $  7,687,500
      Aquila Inc., senior note, 9.95%, 2/01/11 .........................      United States           7,000,000          7,680,050
      CenterPoint Energy Inc., senior note, 6.125%, 11/01/17 ...........      United States           1,950,000          2,009,461
      Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...............      United States           7,500,000          7,331,250
      Edison Mission Energy, senior note, 7.00%, 5/15/17 ...............      United States           7,500,000          7,331,250
    h Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ...........       Netherlands            6,500,000          6,808,750
      Mirant North America LLC, senior note, 7.375%,
        12/31/13 .......................................................      United States           7,500,000          7,537,500
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 ................................................      United States           1,500,000          1,464,375
         7.375%, 2/01/16 ...............................................      United States           6,000,000          5,812,500
         7.375%, 1/15/17 ...............................................      United States           2,500,000          2,428,125
    h Texas Competitive Electric Holdings Co. LLC, senior note,
         144A, 10.25%, 11/01/15 ........................................      United States           9,000,000          8,887,500
         B, 144A, 10.25%, 11/01/15 .....................................      United States           1,500,000          1,481,250
                                                                                                                      -------------
                                                                                                                        66,459,511
                                                                                                                      -------------
      TOTAL CORPORATE BONDS (COST $935,427,876) ........................                                               902,057,414
                                                                                                                      -------------
      CONVERTIBLE BONDS 1.5%
      ELECTRONIC TECHNOLOGY 0.2%
    h Microchip Technology Inc., cvt., junior sub. note, 144A,
        2.125%, 12/15/37 ...............................................      United States           7,000,000          7,457,800
                                                                                                                      -------------
      FINANCE 0.7%
      CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 .......      United States           8,000,000          7,029,168
    f iStar Financial Inc., senior note, cvt., FRN, 5.229%,
        10/01/12 .......................................................      United States           7,000,000          6,185,200
      Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
        3/13/32 ........................................................      United States           7,000,000          7,648,970
                                                                                                                      -------------
                                                                                                                        20,863,338
                                                                                                                      -------------
      HEALTH TECHNOLOGY 0.3%
      Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ...................      United States           9,000,000          8,092,062
                                                                                                                      -------------
      RETAIL TRADE 0.3%
      Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ...............      United States           6,500,000          7,637,500
                                                                                                                      -------------
      TOTAL CONVERTIBLE BONDS (COST $46,405,998) .......................                                                44,050,700
                                                                                                                      -------------
      ASSET-BACKED SECURITIES AND COMMERCIAL
        MORTGAGE-BACKED SECURITIES 4.9%
      FINANCE 4.9%
    f Banc of America Commercial Mortgage Inc., 2005-6, A4,
        FRN, 5.181%, 9/10/47 ...........................................      United States           8,000,000          8,121,716
    f Chase Credit Card Master Trust, 2003-6, A, FRN, 4.346%,
        2/15/11 ........................................................      United States          10,000,000          9,978,712
    f Chase Issuance Trust,
         2005-A9, A9, FRN, 4.256%, 11/15/11 ............................      United States           2,000,000          1,985,406
         2007-A9, A9, FRN, 4.266%, 6/16/14 .............................      United States          12,000,000         11,710,302
         sub. note, 2006-A7, A, FRN, 4.246%, 2/15/13 ...................      United States           4,000,000          3,940,632


                                        Quarterly Statements of Investments | 43

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e      VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      ASSET-BACKED SECURITIES AND COMMERCIAL
        MORTGAGE-BACKED SECURITIES (CONTINUED)
      FINANCE (CONTINUED)
    f Citigroup/Deutsche Bank Commercial Mortgage Trust,
        2006-CD3, A5, FRN, 5.617%, 10/15/48 ............................      United States          22,000,000       $ 22,068,488
      Countrywide Asset-Backed Certificates,
         2004-7, AF4, 4.774%, 8/25/32 ..................................      United States             225,276            222,753
         2005-11, AF4, 5.21%, 3/25/34 ..................................      United States           2,800,000          2,489,253
      GE Capital Commercial Mortgage Corp., 2003-C1, A4,
        4.819%, 1/10/38 ................................................      United States           1,827,831          1,800,967
      Greenwich Capital Commercial Funding Corp.,
         2004-GG1, A7, 5.317%, 6/10/36 .................................      United States          10,714,000         10,793,079
         2005-GG5, A5, 5.224%, 4/10/37 .................................      United States           9,280,000          9,364,946
       f 2006-GG7, A4, FRN, 5.913%, 7/10/38 ............................      United States          12,000,000         12,357,414
    f GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN,
        5.553%, 4/10/38 ................................................      United States          10,000,000          9,959,356
      JPMorgan Chase Commercial Mortgage Securities Corp.,
       f 2004-CB9, A4, FRN, 5.377%, 6/12/41 ............................      United States           8,871,306          9,044,219
         2004-LN2, A2, 5.115%, 7/15/41 .................................      United States             807,292            802,336
    h Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
        12/25/24 .......................................................      United States              35,124             34,836
    f LB-UBS Commercial Mortgage Trust, 2002-C2, A4, FRN,
        5.594%, 6/15/31 ................................................      United States           5,000,000          5,127,324
    f MBNA Master Credit Card Trust, 1997-B, A, FRN, 4.396%,
        8/15/14 ........................................................      United States          15,000,000         14,732,673
    f Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.407%,
        6/15/38 ........................................................      United States           7,000,000          7,115,658
      Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
        4/25/32 ........................................................      United States             378,458            377,542
                                                                                                                      -------------
      TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
        MORTGAGE-BACKED SECURITIES (COST $143,252,504) .................                                               142,027,612
                                                                                                                      -------------
      MORTGAGE-BACKED SECURITIES 11.5%
    f FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
        RATE 0.0% a
      FHLMC, 5.04%, 1/01/33 ............................................      United States             436,452            442,489
                                                                                                                      -------------
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.6%
      FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ....................      United States           6,363,123          6,363,942
      FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22 ....................      United States          14,420,538         14,620,350
      FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 .....................      United States           1,245,601          1,278,273
      FHLMC Gold 15 Year, 6.50%, 4/01/11 ...............................      United States                 699                726
      FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 .....................      United States               1,056              1,094
      FHLMC Gold 30 Year, 5.00%, 3/01/34 - 6/01/37 .....................      United States          20,493,744         20,415,212
      FHLMC Gold 30 Year, 5.50%, 6/01/33 - 12/01/37 ....................      United States          41,306,538         41,840,874
      FHLMC Gold 30 Year, 6.00%, 6/01/33 - 11/01/37 ....................      United States          37,799,182         38,774,126
      FHLMC Gold 30 Year, 6.50%, 10/01/21 - 11/01/37 ...................      United States           9,119,236          9,481,119
      FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 .....................      United States             257,315            274,262
      FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 .....................      United States              45,503             49,312


44 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE
        (CONTINUED)
      FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 ...................      United States                831        $         905
      FHLMC Gold 30 Year, 9.00%, 12/01/24 .............................      United States                463                  517
                                                                                                                     --------------
                                                                                                                       133,100,712
                                                                                                                     --------------
    f FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
        RATE 0.1%
      FNMA, 4.551%, 4/01/20 ...........................................      United States            437,959              443,894
      FNMA, 4.593%, 12/01/34 ..........................................      United States          1,829,469            1,874,400
                                                                                                                     --------------
                                                                                                                         2,318,294
                                                                                                                     --------------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.4%
      FNMA 15 Year, 4.50%, 3/01/20 ....................................      United States          1,442,147            1,445,667
      FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ..........................      United States          1,897,895            1,929,020
      FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ..........................      United States          7,196,047            7,374,753
      FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .........................      United States            258,524              267,741
      FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ..........................      United States             25,684               26,899
      FNMA 15 Year, 7.50%, 10/01/14 ...................................      United States             17,301               18,138
      FNMA 30 Year, 5.00%, 4/01/34 - 6/01/37 ..........................      United States         35,559,428           35,426,113
      FNMA 30 Year, 5.50%, 9/01/33 - 7/01/37 ..........................      United States         62,781,794           63,660,819
      FNMA 30 Year, 6.00%, 6/01/34 - 7/01/37 ..........................      United States         60,793,759           62,435,686
      FNMA 30 Year, 6.50%, 1/01/24 - 7/01/37 ..........................      United States         12,574,285           13,067,495
      FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 ........................      United States             41,703               45,186
      FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26 ..........................      United States             20,492               22,381
      FNMA 30 Year, 8.50%, 7/01/25 ....................................      United States                750                  826
                                                                                                                     --------------
                                                                                                                       185,720,724
                                                                                                                     --------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.4%
      GNMA I SF 15 Year, 7.00%, 7/15/08 ...............................      United States              8,761                8,862
      GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 .....................      United States          1,497,721            1,502,880
      GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 .....................      United States          4,692,008            4,789,732
      GNMA I SF 30 Year, 6.00%, 8/15/36 ...............................      United States            887,473              917,089
      GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 .....................      United States            328,095              343,080
      GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ....................      United States             55,891               59,962
      GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 .....................      United States             22,127               23,911
      GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 .....................      United States             18,242               20,037
      GNMA I SF 30 Year, 8.50%, 8/15/24 ...............................      United States                140                  155
      GNMA I SF 30 Year, 9.00%, 1/15/25 ...............................      United States                863                  953
      GNMA I SF 30 Year, 9.50%, 6/15/25 ...............................      United States                728                  820
      GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ...................      United States          2,077,660            2,079,962
      GNMA II SF 30 Year, 5.50%, 6/20/34 ..............................      United States          1,111,268            1,133,076
      GNMA II SF 30 Year, 6.00%, 11/20/34 .............................      United States          1,009,627            1,042,937
      GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ...................      United States            437,086              456,796
      GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ....................      United States            247,051              264,640
                                                                                                                     --------------
                                                                                                                        12,644,892
                                                                                                                     --------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $326,178,732) ............                                                334,227,111
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 45

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e         VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      U.S. GOVERNMENT AND AGENCY SECURITIES 7.9%
      FHLMC,
         4.375%, 7/17/15 ............................................       United States           4,300,000       $    4,430,737
         4.875%, 11/15/13 ...........................................       United States             500,000              534,226
         5.125%, 10/18/16 ...........................................       United States          10,000,000           10,743,500
         6.00%, 6/15/11 .............................................       United States           4,900,000            5,363,383
         6.625%, 9/15/09 ............................................       United States          11,700,000           12,434,737
      FNMA,
         1.75%, 3/26/08 .............................................       United States         700,000,000   JPY      6,591,396
         4.25%, 5/15/09 .............................................       United States             400,000              408,244
         4.375%, 3/15/13 ............................................       United States           2,600,000            2,714,712
         4.375%, 10/15/15 ...........................................       United States           1,900,000            1,956,550
         5.00%, 4/15/15 .............................................       United States             600,000              643,896
         5.00%, 3/15/16 .............................................       United States           5,000,000            5,333,945
         5.00%, 2/13/17 .............................................       United States           5,000,000            5,329,060
         5.25%, 1/15/09 .............................................       United States           7,100,000            7,276,002
         5.375%, 11/15/11 ...........................................       United States           1,700,000            1,837,494
         5.50%, 3/15/11 .............................................       United States             300,000              321,745
         6.625%, 11/15/10 ...........................................       United States           1,850,000            2,031,929
         7.125%, 1/15/30 ............................................       United States           1,300,000            1,708,456
      U.S. Treasury Bond,
         6.25%, 8/15/23 .............................................       United States           6,800,000            8,356,037
         6.88%, 8/15/25 .............................................       United States           9,450,000           12,437,088
         7.125%, 2/15/23 ............................................       United States          10,200,000           13,496,681
      U.S. Treasury Note,
         3.00%, 2/15/08 .............................................       United States           3,500,000            3,503,010
         3.375%, 10/15/09 ...........................................       United States             500,000              510,508
         3.50%, 12/15/09 ............................................       United States           4,500,000            4,613,557
         4.00%, 4/15/10 .............................................       United States           1,100,000            1,143,314
         4.00%, 11/15/12 ............................................       United States           1,850,000            1,952,908
         4.125%, 8/15/10 ............................................       United States           2,900,000            3,037,298
         4.25%, 8/15/13 .............................................       United States           1,000,000            1,067,735
         4.25%, 11/15/14 ............................................       United States             700,000              744,024
         4.375%, 8/15/12 ............................................       United States           2,600,000            2,785,047
         4.50%, 9/30/11 .............................................       United States           2,500,000            2,673,830
         4.50%, 3/31/12 .............................................       United States          14,000,000           15,019,382
         4.625%, 12/31/11 ...........................................       United States           8,000,000            8,616,880
         4.625%, 11/15/16 ...........................................       United States          25,000,000           26,980,475
         4.625%, 2/15/17 ............................................       United States          23,000,000           24,800,486
         5.00%, 8/15/11 .............................................       United States           2,100,000            2,280,470
         5.625%, 5/15/08 ............................................       United States           3,000,000            3,031,173
       j Index Linked, 1.625%, 1/15/15 ..............................       United States           3,301,529            3,434,108
       j Index Linked, 2.00%, 1/15/14 ...............................       United States          14,784,427           15,770,829
       j Index Linked, 2.50%, 7/15/16 ...............................       United States           4,162,125            4,607,281
                                                                                                                    ---------------

      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
        (COST $217,062,931) .........................................                                                  230,522,133
                                                                                                                    ---------------


46 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 20.5%
    f European Investment Bank, senior note, FRN, 0.75%,
        9/21/11 .....................................................      Supranational k      2,170,000,000   JPY $   20,413,918
  f,l Government of Argentina, FRN, 5.475%, 8/03/12 .................         Argentina            70,878,000           37,189,523
      Government of Canada,
         4.25%, 12/01/08 ............................................          Canada              37,500,000   CAD     37,685,103
         5.25%, 6/01/12 .............................................          Canada                 250,000   CAD        266,662
         6.00%, 6/01/11 .............................................          Canada                 593,000   CAD        639,361
      Government of Indonesia,
         10.00%, 7/15/17 ............................................         Indonesia        10,200,000,000   IDR      1,116,991
         10.25%, 7/15/27 ............................................         Indonesia        86,000,000,000   IDR      8,993,416
         11.00%, 10/15/14 ...........................................         Indonesia         4,500,000,000   IDR        522,728
         11.75%, 8/15/23 ............................................         Indonesia        29,150,000,000   IDR      3,439,610
         12.80%, 6/15/21 ............................................         Indonesia        40,130,000,000   IDR      5,069,202
         13.15%, 3/15/10 ............................................         Indonesia         7,125,000,000   IDR        844,437
         13.15%, 1/15/12 ............................................         Indonesia        17,300,000,000   IDR      2,131,377
         14.25%, 6/15/13 ............................................         Indonesia        63,035,000,000   IDR      8,226,364
         14.275%, 12/15/13 ..........................................         Indonesia        28,415,000,000   IDR      3,741,122
         FR47, 10.00%, 2/15/28 ......................................         Indonesia        28,000,000,000   IDR      2,859,545
    m Government of Iraq, Reg S, 5.80%, 1/15/28 .....................            Iraq              14,000,000            9,450,000
      Government of Malaysia,
         3.756%, 4/28/11 ............................................          Malaysia            53,580,000   MYR     16,739,614
         4.305%, 2/27/09 ............................................          Malaysia            53,510,000   MYR     16,703,935
         6.45%, 7/01/08 .............................................          Malaysia            16,188,000   MYR      5,066,574
         7.00%, 3/15/09 .............................................          Malaysia             4,760,000   MYR      1,529,707
      Government of Mexico,
         8.00%, 12/17/15 ............................................          Mexico                 725,000 n MXN      6,841,649
         10.00%, 12/05/24 ...........................................          Mexico               3,355,000 n MXN     37,717,707
      Government of New Zealand, 6.50%, 4/15/13 .....................        New Zealand            7,590,000   NZD      5,909,849
      Government of Norway, 5.50%, 5/15/09 ..........................           Norway             86,830,000   NOK     16,209,604
      Government of Poland,
         5.75%, 9/23/22 .............................................          Poland              38,800,000   PLN     16,160,991
         6.00%, 5/24/09 .............................................          Poland              64,850,000   PLN     26,861,653
         6.25%, 10/24/15 ............................................          Poland              17,100,000   PLN      7,288,467
      Government of Singapore,
         1.50%, 4/01/08 .............................................         Singapore             1,500,000   SGD      1,058,839
         2.375%, 10/01/09 ...........................................         Singapore             6,010,000   SGD      4,309,825
         4.375%, 1/15/09 ............................................         Singapore            19,290,000   SGD     13,991,825
         5.625%, 7/01/08 ............................................         Singapore            12,660,000   SGD      9,087,812
      Government of Sweden,
         5.00%, 1/28/09 .............................................          Sweden             273,650,000   SEK     43,500,334
         5.50%, 10/08/12 ............................................          Sweden              24,960,000   SEK      4,218,774
         6.50%, 5/05/08 .............................................          Sweden             236,350,000   SEK     37,359,279
       o Strip, 9/17/08 .............................................          Sweden              21,000,000   SEK      3,222,920
    f KfW Bankengruppe, FRN, 0.658%, 8/08/11 ........................         Germany           7,175,000,000   JPY     67,513,626
      Korea Treasury Bond,
         5.25%, 3/10/27 .............................................        South Korea       13,696,000,000   KRW     14,500,456
         5.25%, 9/10/12 .............................................        South Korea       14,100,000,000   KRW     15,037,082
         5.50%, 9/10/17 .............................................        South Korea       14,000,000,000   KRW     15,142,575


                                        Quarterly Statements of Investments | 47

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
      Korea Treasury Note, 4.75%, 6/10/09 ...........................        South Korea       13,200,000,000   KRW $   13,931,157
      New South Wales Treasury Corp., 8.00%, 3/01/08 ................         Australia             5,510,000   AUD      4,943,185
      Nota Do Tesouro Nacional,
         9.762%, 1/01/14 ............................................          Brazil                   5,200 p BRL      2,619,366
         9.762%, 1/01/17 ............................................          Brazil                  60,650 p BRL     29,335,966
       q Index Linked, 6.00%, 5/15/15 ...............................          Brazil                   4,000 p BRL      3,543,215
       q Index Linked, 6.00%, 5/15/45 ...............................          Brazil                   3,570 p BRL      3,183,669
      Queensland Treasury Corp., 6.00%, 7/14/09 .....................         Australia            14,250,000   AUD     12,624,063
                                                                                                                    ---------------

      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
        (COST $561,807,129) .........................................                                                  598,743,077
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS
        (COST $2,738,923,149) .......................................                                                2,724,087,521
                                                                                                                    ---------------
      SHORT TERM INVESTMENTS 6.5%
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.8%
    o Egypt Treasury Bills, 7/01/08 - 1/13/09 .......................            Egypt            157,900,000   EGP     27,090,988
      Government of Canada, 6.00%, 6/01/08 ..........................           Canada              3,000,000   CAD      3,016,787
      Government of Malaysia,

         3.17%, 5/15/08 .............................................          Malaysia            20,560,000   MYR      6,351,038
         3.562%, 7/15/08 ............................................          Malaysia            34,075,000   MYR     10,538,790
         3.569%, 2/14/08 ............................................          Malaysia             8,340,000   MYR      2,577,654
         7.60%, 3/15/08 .............................................          Malaysia             3,245,000   MYR      1,007,514
    o Government of Sweden, Strip, 6/18/08 ..........................           Sweden             21,000,000   SEK      3,252,936
    o Malaysia Treasury Bills, 2/28/08 - 6/17/08 ....................          Malaysia            81,455,000   MYR     25,042,408
    o Norway Treasury Bills, 3/19/08 - 9/17/08 ......................           Norway             16,400,000   NOK      2,989,921
                                                                                                                    ---------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
        (COST $78,606,861) ..........................................                                                   81,868,036
                                                                                                                    ---------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
        (COST $2,817,530,010) .......................................                                                2,805,955,557
                                                                                                                    ---------------

                                                                                               --------------
                                                                                                   SHARES
                                                                                               --------------
      MONEY MARKET FUND (COST $106,661,374) 3.7%
    r Franklin Institutional Fiduciary Trust Money Market Portfolio,
        3.64% .......................................................       United States         106,661,374          106,661,374
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $2,924,191,384) 99.9% .................                                                2,912,616,931
      NET UNREALIZED GAIN ON FORWARD EXCHANGE
        CONTRACTS 0.1% ..............................................                                                    2,797,276
      OTHER ASSETS, LESS LIABILITIES 0.0% a .........................                                                    1,189,902
                                                                                                                    ---------------
      NET ASSETS 100.0% .............................................                                               $2,916,604,109
                                                                                                                    ===============


48 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 53.

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended January 31, 2008.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $3,873, representing less than 0.01% of net assets.

d See Note 5 regarding restricted securities.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The coupon rate shown represents the rate at period end.

g A portion or all of the security purchased on a when-issued or delayed delivery basis.

h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $132,623,566, representing 4.55% of net assets.

i Perpetual bond with no stated maturity date.

j Principal amount of security is adjusted for inflation.

k A supranational organization is an entity formed by two or more central governments through international treaties.

l The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

m Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $9,450,000, representing 0.32% of net assets.

n Principal amount is stated in 100 Mexican Peso Units.

o The security is traded on a discount basis with no stated coupon rate.

p Principal amount is stated in 1000 Brazilian Real Units.

q Redemption price at maturity is adjusted for inflation.

r The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 49

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                                COUNTRY          SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.7%
  BIOTECHNOLOGY 1.5%
a Celgene Corp. ...................................................................    United States         14,600   $    819,206
                                                                                                                      -------------
  CHEMICALS 0.7%
a Zoltek Cos. Inc. ................................................................    United States         10,800        394,200
                                                                                                                      -------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
a Kenexa Corp. ....................................................................    United States         27,700        491,952
                                                                                                                      -------------
  COMMUNICATIONS EQUIPMENT 20.1%
a Cisco Systems Inc. ..............................................................    United States         65,200      1,597,400
a Comverse Technology Inc. ........................................................    United States         54,600        892,710
  Corning Inc. ....................................................................    United States         53,300      1,282,931
a F5 Networks Inc. ................................................................    United States         42,600      1,002,378
  Harris Corp. ....................................................................    United States         19,400      1,060,986
a Ixia ............................................................................    United States        118,900        879,860
  QUALCOMM Inc. ...................................................................    United States         39,000      1,654,380
a Research In Motion Ltd. .........................................................        Canada            10,900      1,023,292
a Riverbed Technology Inc. ........................................................    United States         26,800        598,980
a ViaSat Inc. .....................................................................    United States         37,400        776,798
                                                                                                                      -------------
                                                                                                                        10,769,715
                                                                                                                      -------------
  COMPUTERS & PERIPHERALS 8.0%
a 3PAR Inc. .......................................................................    United States          4,600         36,478
a Apple Inc. ......................................................................    United States          7,400      1,001,664
a Compellent Technologies Inc. ....................................................    United States         38,300        346,615
a Data Domain Inc. ................................................................    United States         23,600        531,944
a EMC Corp. .......................................................................    United States          8,400        133,308
  Hewlett-Packard Co. .............................................................    United States         18,700        818,125
a Network Appliance Inc. ..........................................................    United States         36,300        842,886
a Synaptics Inc. ..................................................................    United States         21,800        577,700
                                                                                                                      -------------
                                                                                                                         4,288,720
                                                                                                                      -------------
  ELECTRICAL EQUIPMENT 0.9%
a SunPower Corp., A ...............................................................    United States          6,900        476,721
                                                                                                                      -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
a Agilent Technologies Inc. .......................................................    United States         35,100      1,190,241
a Coherent Inc. ...................................................................    United States         10,700        278,200
                                                                                                                      -------------
                                                                                                                         1,468,441
                                                                                                                      -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
a American Medical Systems Holdings Inc. ..........................................    United States         36,000        514,440
a Masimo Corp. ....................................................................    United States         16,200        578,178
                                                                                                                      -------------
                                                                                                                         1,092,618
                                                                                                                      -------------
  HOUSEHOLD DURABLES 2.5%
  Garmin Ltd. .....................................................................   Cayman Islands         14,700      1,060,605
  Harman International Industries Inc. ............................................    United States          5,500        256,135
                                                                                                                      -------------
                                                                                                                         1,316,740
                                                                                                                      -------------
  INTERNET & CATALOG RETAIL 1.7%
a Amazon.com Inc. .................................................................    United States         11,500        893,550
                                                                                                                      -------------


50 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                                COUNTRY          SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INTERNET SOFTWARE & SERVICES 7.8%
a Baidu.com Inc., ADR .............................................................        China              1,400   $    391,930
a Equinix Inc. ....................................................................    United States         10,100        762,853
a Google Inc., A ..................................................................    United States          2,200      1,241,460
a Internap Network Services Corp. .................................................    United States         62,800        553,896
a Omniture Inc. ...................................................................    United States         15,400        380,688
a VeriSign Inc. ...................................................................    United States         24,600        834,432
                                                                                                                      -------------
                                                                                                                         4,165,259
                                                                                                                      -------------
  IT SERVICES 5.1%
  Alliance Data Systems Corp. .....................................................    United States          2,400        121,368
a Cognizant Technology Solutions Corp., A .........................................    United States         21,200        591,480
  Global Payments Inc. ............................................................    United States         18,100        676,940
  Paychex Inc. ....................................................................    United States         25,400        831,088
a VeriFone Holdings Inc. ..........................................................    United States         26,300        514,691
                                                                                                                      -------------
                                                                                                                         2,735,567
                                                                                                                      -------------
  LIFE SCIENCES TOOLS & SERVICES 2.5%
a Helicos Biosciences Corp. .......................................................    United States         19,300        241,250
a Thermo Fisher Scientific Inc. ...................................................    United States         18,000        926,820
a Waters Corp. ....................................................................    United States          3,200        183,840
                                                                                                                      -------------
                                                                                                                         1,351,910
                                                                                                                      -------------
  MEDIA 1.5%
a The DIRECTV Group Inc. ..........................................................    United States         34,900        788,042
                                                                                                                      -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19.7%
a Atheros Communications ..........................................................    United States         19,100        521,621
a FormFactor Inc. .................................................................    United States         34,000        823,480
  Intersil Corp., A ...............................................................    United States          9,300        214,179
  Maxim Integrated Products Inc. ..................................................    United States         82,600      1,623,916
a MEMC Electronic Materials Inc. ..................................................    United States          2,200        157,212
  Microchip Technology Inc. .......................................................    United States         53,000      1,691,230
a Microsemi Corp. .................................................................    United States         89,700      2,037,984
a Netlogic Microsystems Inc. ......................................................    United States         58,200      1,513,200
a Power Integrations Inc. .........................................................    United States         16,800        428,064
a Silicon Laboratories Inc. .......................................................    United States         14,700        459,228
  Texas Instruments Inc. ..........................................................    United States         26,300        813,459
a Varian Semiconductor Equipment Associates Inc. ..................................    United States          8,300        267,343
                                                                                                                      -------------
                                                                                                                        10,550,916
                                                                                                                      -------------
  SOFTWARE 11.9%
a Activision Inc. .................................................................    United States         38,666      1,000,289
a Adobe Systems Inc. ..............................................................    United States         22,800        796,404
a ANSYS Inc. ......................................................................    United States          4,600        160,586
a Autodesk Inc. ...................................................................    United States         15,500        637,825
a Bottomline Technologies Inc. ....................................................    United States         49,000        635,040
a Concur Technologies Inc. ........................................................    United States          2,400         84,144
  Microsoft Corp. .................................................................    United States         28,900        942,140
a Nuance Communications Inc. ......................................................    United States         47,700        757,953


                                        Quarterly Statements of Investments | 51

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                                COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SOFTWARE (CONTINUED)
a Oracle Corp. ....................................................................    United States         38,200   $    785,010
a Salesforce.com Inc. .............................................................    United States         10,400        543,712
                                                                                                                      -------------
                                                                                                                         6,343,103
                                                                                                                      -------------
  WIRELESS TELECOMMUNICATION SERVICES 5.2%
a American Tower Corp., A .........................................................    United States         45,100      1,692,603
a Crown Castle International Corp. ................................................    United States         29,500      1,067,605
                                                                                                                      -------------
                                                                                                                         2,760,208
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $47,603,636) ..........................................                                     50,706,868
                                                                                                                      -------------
  SHORT TERM INVESTMENT (COST $3,086,995) 5.8%
  MONEY MARKET FUND 5.8%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ............    United States      3,086,995      3,086,995
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $50,690,631) 100.5% .....................................                                     53,793,863
  OTHER ASSETS, LESS LIABILITIES (0.5)% ...........................................                                       (265,850)
                                                                                                                      -------------
  NET ASSETS 100.0% ...............................................................                                   $ 53,528,013
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 53.

a Non-income producing for the twelve months ended January 31, 2008.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
EGP   - Egyptian Pound
IDR   - Indonesian Rupiah
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
REIT  - Real Estate Investment Trust
SF    - Single Family


                                        Quarterly Statements of Investments | 53

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eleven funds (Funds). All Funds are diversified, except the Franklin Biotechnology Discovery Fund and the Franklin Global Health Care Fund, which are non-diversified. Effective December 13, 2007, the Trust began offering shares of the Franklin Focused Core Equity Fund.

Effective November 1, 2007, the Franklin Aggressive Growth Fund was renamed the Franklin Growth Opportunities Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.


54 | Quarterly Statements of Investments

Franklin Strategic Series

2. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                ------------------------------------------------------
                                                                     FRANKLIN           FRANKLIN          FRANKLIN
                                                                  BIOTECHNOLOGY         FLEX CAP        FOCUSED CORE
                                                                  DISCOVERY FUND      GROWTH FUND       EQUITY FUND
                                                                ------------------------------------------------------
Cost of investments .........................................   $     302,166,231   $ 2,183,815,631   $     5,207,753
                                                                ======================================================

Unrealized appreciation .....................................   $     109,789,019   $   671,517,119   $        84,285
Unrealized depreciation .....................................         (58,477,268)      (72,072,568)         (453,889)
                                                                ------------------------------------------------------
Net unrealized appreciation (depreciation) ..................   $      51,311,751   $   599,444,551   $      (369,604)
                                                                ======================================================


                                        Quarterly Statements of Investments | 55

Franklin Strategic Series

3. INCOME TAXES (CONTINUED)

                                                                ------------------------------------------------------
                                                                 FRANKLIN GLOBAL        FRANKLIN      FRANKLIN GROWTH
                                                                  COMMUNICATIONS     GLOBAL HEALTH     OPPORTUNITIES
                                                                       FUND            CARE FUND            FUND
                                                                ------------------------------------------------------
Cost of investments .........................................   $      76,034,784   $   119,031,009   $   248,562,216
                                                                ======================================================

Unrealized appreciation .....................................   $      29,491,120   $    36,735,208   $    43,160,946
Unrealized depreciation .....................................          (6,425,883)       (7,739,592)      (11,715,392)
                                                                ------------------------------------------------------
Net unrealized appreciation (depreciation) ..................   $      23,065,237   $    28,995,616   $    31,445,554
                                                                ======================================================

                                                                ------------------------------------------------------
                                                                     FRANKLIN           FRANKLIN         FRANKLIN
                                                                NATURAL RESOURCES       SMALL CAP      SMALL-MID CAP
                                                                       FUND          GROWTH FUND II     GROWTH FUND
                                                                ------------------------------------------------------
Cost of investments .........................................   $     550,117,654   $   701,279,571   $ 5,211,515,988
                                                                ======================================================

Unrealized appreciation .....................................   $     210,597,183   $   148,822,711   $ 1,081,683,919
Unrealized depreciation .....................................         (18,273,385)     (128,169,487)     (478,384,063)
                                                                ------------------------------------------------------
Net unrealized appreciation (depreciation) ..................   $     192,323,798   $    20,653,224   $   603,299,856
                                                                ======================================================

                                                                ------------------------------------
                                                                     FRANKLIN
                                                                 STRATEGIC INCOME      FRANKLIN
                                                                       FUND         TECHNOLOGY FUND
                                                                ------------------------------------
Cost of investments .........................................   $   2,932,448,653   $    51,002,649
                                                                ====================================

Unrealized appreciation .....................................   $      79,015,619   $     7,507,433
Unrealized depreciation .....................................         (98,847,341)       (4,716,219)
                                                                ------------------------------------
Net unrealized appreciation (depreciation) ..................   $     (19,831,722)  $     2,791,214
                                                                ====================================

4. FORWARD EXCHANGE CONTRACTS

At January 31, 2008, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

                                                   ---------------------------------------------------------
                                                      CONTRACT         SETTLEMENT   UNREALIZED   UNREALIZED
                                                      AMOUNT a            DATE         GAIN         LOSS
                                                   ---------------------------------------------------------
CONTRACTS TO BUY
      120,000,000   Norwegian Krone ............      21,945,064         2/28/08    $  203,668   $       --
      226,500,000   Indian Rupee ...............       7,578,546 NZD     2/29/08            --     (198,235)
       23,099,600   Swiss Franc ................      20,000,000        10/24/08     1,431,212           --
        7,625,100   Swiss Franc ................       7,000,000         1/22/09        79,666           --


56 | Quarterly Statements of Investments

Franklin Strategic Series

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   ---------------------------------------------------------
                                                      CONTRACT         SETTLEMENT   UNREALIZED   UNREALIZED
                                                      AMOUNT a            DATE         GAIN         LOSS
                                                   ---------------------------------------------------------
CONTRACTS TO SELL
       63,268,687   Mexican Peso ...............     250,455,423 INR     2/28/08    $  537,252   $       --
       22,688,628   Mexican Peso ...............      86,103,344 INR     5/15/08       106,352           --
       95,141,931   Mexican Peso ...............   4,364,636,082 CLP     6/12/08       665,063           --
       85,260,441   Mexican Peso ...............     931,119,898 KZT     6/30/08            --     (205,180)
       35,638,464   Mexican Peso ...............   1,620,480,980 CLP     9/15/08       244,529           --
       55,719,530   Mexican Peso ...............     199,888,242 INR    10/20/08        36,957           --
       44,379,630   Mexican Peso ...............     499,350,721 KZT     1/16/09            --      (24,362)
       73,468,367   Mexican Peso ...............     255,905,014 INR     1/27/09            --      (79,646)
                                                                                    ------------------------
       Unrealized gain (loss) on forward exchange contracts .....................    3,304,699     (507,423)
                                                                                    ------------------------
          Net unrealized gain (loss) on forward exchange contracts ..............   $2,797,276
                                                                                    ==========

a In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
INR - Indian Rupee
KZT - Kazakhstan Tenge
NZD - New Zealand Dollar

5. RESTRICTED SECURITIES

At January 31, 2008, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------------------
SHARES/                                                                               ACQUISITION
WARRANTS             ISSUER                                                              DATES          COST         VALUE
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
          279,590  a Critical Therapeutics Inc., wts., 10/26/11 ...................      10/26/06   $        --   $    77,726
        1,128,271    Fibrogen Inc., pfd., E .......................................       5/19/00     5,065,937     5,607,506
                                                                                                                  ------------
                     TOTAL RESTRICTED SECURITIES (1.63% of Net Assets) ........................................   $ 5,685,232
                                                                                                                  ============

FRANKLIN FLEX CAP GROWTH FUND
          145,772    Anda Networks, pfd., D .......................................       3/24/00   $ 2,000,000   $    91,508
        2,227,171    Fibrogen Inc., pfd., E .......................................       5/19/00     9,999,998    11,069,040
        1,043,181    Masimo Corp. .................................................       5/15/00     3,824,997    35,990,105
                                                                                                                  ------------
                     TOTAL RESTRICTED SECURITIES (1.70% of Net Assets) ........................................   $47,150,653
                                                                                                                  ============

FRANKLIN GLOBAL COMMUNICATIONS FUND
          124,248    Dilithium Networks Inc., D, pfd., 144A .......................       7/13/06   $   289,500   $   428,655
                                                                                                                  ============
                     TOTAL RESTRICTED SECURITIES (0.42% of Net Assets)


                                        Quarterly Statements of Investments | 57

Franklin Strategic Series

5. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
SHARES/                                                                               ACQUISITION
WARRANTS             ISSUER                                                              DATES          COST         VALUE
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL HEALTH CARE FUND
          184,092    Masimo Corp. .................................................       5/15/00   $   675,004   $ 6,351,237
                                                                                                                  ============
                     TOTAL RESTRICTED SECURITIES (4.30% of Net Assets)

FRANKLIN GROWTH OPPORTUNITIES FUND
          374,806    Dilithium Networks Inc., D, pfd., 144A .......................       7/13/06   $   873,300   $ 1,293,080
                                                                                                                  ============
                     TOTAL RESTRICTED SECURITIES (0.46% of Net Assets)

FRANKLIN NATURAL RESOURCES FUND
          199,375    Energy Coal Resources, 144A ..................................     11/16/05-
                                                                                           5/5/06   $ 3,118,103   $ 2,225,025
                                                                                                                  ============
                     TOTAL RESTRICTED SECURITIES (0.30% of Net Assets)

FRANKLIN SMALL MID-CAP GROWTH FUND
          364,431    Anda Networks, pfd., D .......................................       3/24/00   $ 5,000,000   $   228,772
        1,792,573    Foveon Inc., cvt. pfd., D, 144A ..............................       4/08/02    13,999,995     2,310,268
        2,597,593    Foveon Inc., cvt. pfd., E, 144A ..............................       5/31/05     2,635,024     5,270,049
          682,128    Mirapoint Inc., 144A .........................................       9/09/99     4,999,998            --
          301,660    Mirapoint Inc., pfd. .........................................       7/07/05       561,391       132,730
                                                                                                                  ------------
                     TOTAL RESTRICTED SECURITIES (0.14% of Net Assets) ........................................   $ 7,941,819
                                                                                                                  ============
FRANKLIN STRATEGIC INCOME FUND
          516,372    Cambridge Industries Liquidating Trust
                        Interest ..................................................       1/09/02   $        --   $     3,873
           64,666    VS Holdings Inc. .............................................      12/06/01        64,666            --
                                                                                                                  ------------
                     TOTAL RESTRICTED SECURITIES (0.00% b of Net Assets) ......................................   $     3,873
                                                                                                                  ============

a The Franklin Biotechnology Discovery Fund also invests in unrestricted securities of the issuer, valued at $584,602 as of January 31, 2008.

b Rounds to less than 0.01% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Biotechnology Discovery Fund, Franklin Small Cap Growth Fund II and the Franklin Small-Mid Cap Growth Fund for the nine months ended January 31, 2008, were as shown below.

-------------------------------------------------------------------------------------------------------------------------
                            NUMBER OF                              NUMBER OF
                           SHARES HELD                            SHARES HELD                                 REALIZED
                          AT BEGINNING     GROSS        GROSS        AT END        VALUE AT     INVESTMENT     CAPITAL
NAME OF ISSUER              OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD    END OF PERIOD     INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
NON-CONTROLLED AFFILIATES
MacroChem Corp. ........            --   2,250,000          --      2,250,000   $     594,000   $       --   $        --
                                                                                =========================================
TOTAL AFFILIATED SECURITIES (0.17% of Net Assets)


58 | Quarterly Statements of Investments

Franklin Strategic Series

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                       NUMBER OF                              NUMBER OF
                                      SHARES HELD                            SHARES HELD                                 REALIZED
                                     AT BEGINNING     GROSS        GROSS       AT END         VALUE AT     INVESTMENT     CAPITAL
NAME OF ISSUER                         OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD    END OF PERIOD     INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP GROWTH FUND II
NON-CONTROLLED AFFILIATES
Clayton Holdings Inc. ...............     736,799     451,100           --     1,187,899   $   5,309,909   $       --   $        --
                                                                                           =========================================
TOTAL AFFILIATED SECURITIES (0.74% of Net Assets)
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
Allscripts Healthcare
   Solutions Inc. ...................   3,259,900          --    1,334,370     1,925,530   $          -- a $       --   $ 5,709,221
American Medical Systems
   Holdings Inc. ....................   3,689,900          --           --     3,689,900      52,728,671           --            --
Bill Barrett Corp. ..................   1,611,800   2,121,200    1,154,900     2,578,100     107,687,237           --     4,053,224
Force Protection Inc.,
   144A .............................   4,316,100          --        4,600     4,311,500      17,634,035           --        23,275
FormFactor Inc. .....................   1,917,400   1,149,600           --     3,067,000      74,282,740           --            --
Microsemi Corp. .....................   5,279,800   1,284,500    1,557,000     5,007,300     113,765,856           --    (5,194,558)
Wolverine World Wide
   Inc. .............................   2,824,210     527,400      330,900     3,020,710      76,454,170      689,358       828,534
                                                                                           -----------------------------------------
TOTAL AFFILIATED SECURITIES (7.69% of Net Assets)                                          $ 442,552,709   $  689,358   $ 5,419,696
                                                                                           =========================================

a As of January 31, 2008, no longer an affiliate.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Natural Resources Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                                        Quarterly Statements of Investments | 59

Franklin Strategic Series

8. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


60 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /S/GALEN G. VETTE
   -----------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    March 27, 2008






                                        Exhibit A

I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration











I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer